UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Commodity Strategy Fund

Eaton Vance Multisector Income Fund

Eaton Vance Short Duration Inflation-Protected Income Fund

Eaton Vance

Commodity Strategy Fund

January 31, 2019 (Unaudited)

Eaton Vance Commodity Strategy Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing directly in securities and commodity-linked derivatives and in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust managed by an affiliate of Eaton Vance Management. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2019, the Fund owned 0.2% of the Portfolio’s outstanding interests. The Portfolio’s and the Fund’s Consolidated Portfolio of Investments at January 31, 2019 are set forth below.

Eaton Vance

Commodity Strategy Fund

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 59.0%

Description		Value
Global Macro Absolute Return Advantage Portfolio (identified cost, $5,525,937)		$6,144,753

Total Investment in Affiliated Portfolio (identified cost $5,525,937)		$6,144,753

Short-Term Investments — 32.9%

U.S. Treasury Obligations — 19.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill:
0.00%, 2/14/19	$2,000	$1,998,310

Total U.S. Treasury Obligations (identified cost $1,998,310)		$1,998,310

Other — 13.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(1)	1,428,719	$1,428,719

Total Other (identified cost $1,428,719)		$1,428,719

Total Short-Term Investments (identified cost $3,427,029)		$3,427,029

Total Investments — 91.9% (identified cost $8,952,966)		$9,571,782

Other Assets, Less Liabilities — 8.1%		$844,267

Net Assets — 100.0%		$10,416,049

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $3,633.

2

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Barclays Bank PLC	$2,200	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.14%	2/7/19	$20,405
Citibank, N.A.	2,700	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.17%	2/21/19	30,504
Credit Suisse International	2,700	Receives (upon termination)	Excess Return on Bloomberg Roll Select Commodity Index	Pays (upon termination)	0.17%	2/21/19	58,062
Merrill Lynch International	2,700	Receives (upon termination)	Excess Return on Bloomberg Commodity 1 Month Forward Index	Pays (upon termination)	0.15%	2/7/19	25,037

							$134,008

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2019 were $1,399,106 or 13.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective and its use of derivatives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position whose primary underlying risk exposure is commodity risk was $134,008.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$6,144,753	$—	$—	$6,144,753
Short-Term Investments -
U.S. Treasury Obligations	—	1,998,310	—	1,998,310
Other	—	1,428,719	—	1,428,719
Total Investments	$6,144,753	$3,427,029	$—	$9,571,782
Swap Contracts	$—	$134,008	$—	$134,008
Total	$6,144,753	$3,561,037	$—	$9,705,790

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on February 14, 2019, pursuant to a Plan of Liquidation and Termination that was approved by the Fund’s Trustees on November 13, 2018.

4

Global Macro Absolute Return Advantage Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 65.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	3,283	$4,047,891

Total Albania			$4,047,891

Argentina — 6.2%
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	87,170	$2,270,812
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	399,986	10,090,351
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	294,257	7,441,997
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	388,704	9,830,430
Republic of Argentina, 4.50%, 6/21/19	USD	3,070	3,034,200
Republic of Argentina, 6.25%, 11/9/47	EUR	100,054	87,666,410
Republic of Argentina, 6.875%, 1/11/48	USD	94,965	73,266,447
Republic of Argentina, 7.625%, 4/22/46	USD	36,680	29,944,635

Total Argentina			$223,545,282

Bahrain — 6.1%
CBB International Sukuk Co., 5.624%, 2/12/24(1)(4)	USD	3,790	$3,823,049
CBB International Sukuk Co., 6.875%, 10/5/25(1)(4)	USD	6,447	6,828,256
Kingdom of Bahrain, 6.125%, 8/1/23(1)(4)	USD	18,784	19,700,321
Kingdom of Bahrain, 6.75%, 9/20/29(1)(4)	USD	11,027	11,201,998
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	6,828	7,245,327
Kingdom of Bahrain, 7.00%, 10/12/28(1)(4)	USD	59,533	61,750,009
Kingdom of Bahrain, 7.50%, 9/20/47(1)(4)	USD	107,299	107,364,882

Total Bahrain			$217,913,842

Barbados — 1.4%
Government of Barbados, 6.625%, 12/5/35(1)(5)	USD	29,459	$16,046,317
Government of Barbados, 7.00%, 8/4/22(1)(5)	USD	29,435	16,018,527
Government of Barbados, 7.25%, 12/15/21(1)(5)	USD	30,909	16,650,679

Total Barbados			$48,715,523

Dominican Republic — 2.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	1,425,200	$27,416,014
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	17,798,266
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	36,573,093
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,307,032

Total Dominican Republic			$89,094,405

El Salvador — 4.1%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	821	$785,401
Republic of El Salvador, 6.375%, 1/18/27(1)(4)	USD	7,439	7,122,843
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,214,100
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	21,771	22,938,579
Republic of El Salvador, 8.625%, 2/28/29(1)(4)	USD	79,467	86,023,027

Total El Salvador			$149,083,950

Security	Principal Amount (000’s omitted)			Value
Iceland — 3.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,287,060		$26,919,857
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674		612,130
Republic of Iceland, 6.50%, 1/24/31	ISK	7,344,631		68,168,076
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876		4,915,300
Republic of Iceland, 8.00%, 6/12/25	ISK	719,622		6,865,519

Total Iceland				$107,480,882

Indonesia — 3.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	857,160,000		$53,279,188
Indonesia Government Bond, 7.00%, 5/15/27	IDR	294,697,000		19,541,011
Indonesia Government Bond, 7.50%, 8/15/32	IDR	63,558,000		4,167,831
Indonesia Government Bond, 7.50%, 5/15/38	IDR	728,318,000		47,558,944
Indonesia Government Bond, 8.25%, 5/15/36	IDR	94,099,000		6,596,527

Total Indonesia				$131,143,501

Kazakhstan — 0.2%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	2,974,820		$7,973,013

Total Kazakhstan				$7,973,013

Macedonia — 3.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	65,611		$79,482,186
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	44,127		54,206,578
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	337		440,214

Total Macedonia				$134,128,978

Mongolia — 1.4%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	4,228		$4,236,460
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	7,980		7,799,764
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	19,775		19,476,793
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	15,714		17,296,180

Total Mongolia				$48,809,197

New Zealand — 5.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	0	(7)	$79
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	104,708		84,308,758
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	105,749		86,487,052
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	16,005		13,180,633

Total New Zealand				$183,976,522

Rwanda — 0.0%(8)
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	559		$565,540

Total Rwanda				$565,540

Saudi Arabia — 0.0%(8)
Saudi International Bond, 5.00%, 4/17/49(1)	USD	832		$826,434

Total Saudi Arabia				$826,434

Serbia — 18.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,688,580		$215,373,997
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	19,788,930		206,015,844
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	48,140		466,658
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610		18,538,693
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370		26,620,325
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	10,933,690		124,955,929
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850		56,231,676

Total Serbia				$648,203,122

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 4.0%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,874,000	$26,397,848
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	7,425,905
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	11,807,854
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	379,000	2,041,971
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	24,629,821
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,699,290	15,195,159
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,006,815
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	551,108
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,423,870	18,764,082
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	2,898,121
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	3,935,522
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,896,891
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,644,000	9,363,128
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,307,729

Total Sri Lanka			$144,221,954

Thailand — 1.4%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,663,501	$49,638,990

Total Thailand			$49,638,990

Tunisia — 0.5%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	18,368	$19,578,394

Total Tunisia			$19,578,394

Turkey — 2.1%
Republic of Turkey, 5.20%, 2/16/26	EUR	16,307	$19,191,337
Republic of Turkey, 6.00%, 3/25/27(4)	USD	27,000	26,079,408
Republic of Turkey, 6.125%, 10/24/28(4)	USD	30,757	29,552,802

Total Turkey			$74,823,547

Ukraine — 2.0%
Ukraine Government International Bond, 9.75%, 11/1/28(1)(4)	USD	70,904	$70,549,480

Total Ukraine			$70,549,480

Total Foreign Government Bonds (identified cost $2,416,822,575)			$2,354,320,447

Foreign Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
China — 1.1%
21Vianet Group, Inc., 7.00%, 8/17/20(1)(4)	USD	10,231	$10,167,056
China Evergrande Group, 8.75%, 6/28/25(1)(4)	USD	4,610	4,109,313
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)(4)	USD	5,377	5,164,673
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)(4)	USD	1,310	1,218,179
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)(4)	USD	2,410	2,445,073
eHi Car Services, Ltd., 5.875%, 8/14/22(1)(4)	USD	3,476	3,022,851
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)(4)	USD	7,375	6,974,176
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)(4)	USD	2,950	2,631,843
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)(4)	USD	1,791	1,777,129
Times China Holdings, Ltd., 6.25%, 1/17/21(1)(4)	USD	2,868	2,839,062

Total China			$40,349,355

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	7,810	$7,888,100

Total Colombia			$7,888,100

Ecuador — 0.0%(8)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	784	$787,476

Total Ecuador			$787,476

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	11,726	$11,843,260

Total Honduras			$11,843,260

Iceland — 0.6%
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,963,167	$16,257,259
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)	EUR	5,500	6,130,046

Total Iceland			$22,387,305

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,882,371

Total Indonesia			$1,882,371

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	3,258	$3,402,518

Total Mongolia			$3,402,518

Singapore — 0.2%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)(4)	USD	7,008	$6,339,598

Total Singapore			$6,339,598

Total Foreign Corporate Bonds (identified cost $98,628,796)			$94,879,983

Sovereign Loans — 4.1%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(5)(10)		$21,920	$7,585,416

Total Barbados			$7,585,416

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$6,467	$6,270,326

Total Ethiopia			$6,270,326

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,134,000

Total Kenya			$3,134,000

Borrower	Principal Amount (000’s omitted)		Value
Tanzania — 3.6%
Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$77,850	$77,019,574
Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		50,800	50,894,285

Total Tanzania			$127,913,859

Total Sovereign Loans (identified cost $159,265,221)			$144,903,601

Credit Linked Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(11)		$3,000	$2,820,000

Total Argentina			$2,820,000

Total Credit Linked Notes (identified cost $3,023,336)			$2,820,000

Senior Floating-Rate Loans — 1.2%
Iceland — 0.9%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(9)(12)	ISK	4,000,000	$33,029,270

Total Iceland			$33,029,270

Turkey — 0.3%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), 10/6/19(2)(9)	EUR	11,200	$12,661,835

Total Turkey			$12,661,835

Total Senior Floating-Rate Loans (identified cost $51,911,698)			$45,691,105

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47		$33,232	$6,388,003
Series 362, Class C11, 4.00%, 12/15/47		15,345	2,957,828
Series 2770, Class SH, 4.591%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)		1,671	298,927
Series 4791, Class JI, 4.00%, 5/15/48		62,404	13,053,067

			$22,697,825

Federal National Mortgage Association:
Interest Only:(14)
Series 424, Class C8, 3.50%, 2/25/48		$47,019	$9,067,604
Series 2010-67, Class BI, 5.50%, 6/25/25		71	1,622
Series 2010-109, Class PS, 4.09%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)		3,953	650,529
Series 2018-21, Class IO, 3.00%, 4/25/48		48,873	8,779,946
Series 2018-45, Class GI, 4.00%, 6/25/48		15,174	3,293,904

Security	Principal Amount (000’s omitted)	Value
Series 2018-58, Class BI, 4.00%, 8/25/48	8,651	$1,667,855

		$23,461,460

Total Collateralized Mortgage Obligations (identified cost $50,471,099)		$46,159,285

Small Business Administration Loans (Interest Only)(15) — 1.4%

Security	Shares	Value
1.63%, 11/20/42	$1,265	$89,686
1.88%, 10/30/42 to 12/28/42	11,036	857,928
2.13%, 1/25/43	1,740	151,882
2.24%, 8/15/40	64,245	5,697,086
2.38%, 11/30/42 to 3/1/43	6,302	623,919
2.48%, 10/12/42	260	26,101
2.63%, 10/27/42 to 3/22/43	11,825	1,316,577
2.803%, 10/1/40	136,755	15,949,131
2.88%, 10/27/42 to 2/13/43	10,673	1,327,933
3.028%, 10/12/39	143,242	17,804,357
3.13%, 12/11/42 to 2/15/43	7,743	1,057,964
3.134%, 10/12/42	1,047	132,191
3.38%, 12/18/42	681	105,776
3.63%, 10/27/42 to 3/28/43	23,150	3,731,433
3.634%, 11/22/42	3,269	519,997

Total Small Business Administration Loans (Interest Only) (identified cost $49,877,145)		$49,391,961

Common Stocks — 6.2%

Security	Shares	Value
Canada — 0.2%
Turquoise Hill Resources, Ltd.(16)	3,648,700	$6,093,329

Total Canada		$6,093,329

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(16)	8,424,416	$10,844,482

Total Cyprus		$10,844,482

Iceland — 3.3%
Arion Banki HF(3)	34,319,530	$22,703,465
Eik Fasteignafelag HF(16)	124,381,305	8,944,423
Eimskipafelag Islands HF	8,699,370	14,982,613
Hagar HF	37,380,455	13,969,316
Heimavellir HF(16)	143,296,854	1,367,701
N1 HF(16)	6,155,300	5,918,356
Reginn HF(16)	46,771,138	8,477,861
Reitir Fasteignafelag HF	24,311,513	14,862,622
Siminn HF	569,956,740	17,901,259
Sjova-Almennar Tryggingar HF	62,775,590	7,652,096
Tryggingamidstodin HF	14,035,759	3,250,624

Total Iceland		$120,030,336

Mongolia — 0.0%(8)
Mongolian Mining Corp.(16)	54,988,000	$940,447

Total Mongolia		$940,447

Security	Shares	Value
Serbia — 0.1%
Komercijalna Banka AD Beograd(16)	91,575	$2,171,247

Total Serbia		$2,171,247

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	79,369,266	$20,083,632

Total Singapore		$20,083,632

South Korea — 0.1%
Samsung Electronics Co., Ltd.	62,750	$2,616,305

Total South Korea		$2,616,305

Vietnam — 1.6%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$3,754,734
Bank for Investment and Development of Vietnam JSC(16)	845,160	1,156,146
Bao Viet Holdings	283,140	1,130,433
Binh Minh Plastics JSC	460,800	917,395
Coteccons Construction JSC	239,670	1,396,565
Danang Rubber JSC	120,210	112,990
Domesco Medical Import Export JSC	195,910	634,298
FPT Corp.	31,004	58,109
HA TIEN 1 Cement JSC	388,990	262,753
Ho Chi Minh City Infrastructure Investment JSC(16)	1,400,400	1,392,362
Hoa Phat Group JSC(16)	2,196,838	2,633,061
Hoa Sen Group	280,995	80,269
KIDO Group Corp.	673,920	582,803
Kinh Bac City Development Share Holding Corp.(16)	921,600	562,399
Masan Group Corp.(16)	1,399,400	4,706,183
Mobile World Investment Corp.	372,000	1,333,688
PetroVietnam Drilling & Well Services JSC(16)	465,230	328,828
PetroVietnam Fertilizer & Chemical JSC	695,170	681,565
PetroVietnam Gas JSC	297,000	1,130,572
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	2,004,958
PetroVietnam Technical Services Corp.	1,207,281	964,951
Pha Lai Thermal Power JSC	400,170	391,372
Refrigeration Electrical Engineering Corp.	703,160	1,025,685
Saigon - Hanoi Commercial Joint Stock Bank(16)	1,719,602	531,751
Saigon Thuong Tin Commercial JSB(16)	2,163,900	1,153,749
SSI Securities Corp.	1,202,580	1,360,869
Tan Tao Investment & Industry JSC(16)	1,920,000	224,644
Viet Capital Securities JSC	806,139	1,261,271
Vietnam Dairy Products JSC	984,480	5,736,837
Vietnam Joint Stock Commercial Bank for Industry and Trade(16)	216,000	184,568
Vietnam Prosperity JSC Bank(16)	1,851,282	1,622,902
Vietnam Technological & Commercial Joint Stock Bank(16)	1,408,200	1,721,174
Vingroup JSC(16)	3,896,490	17,488,954

Total Vietnam		$58,528,838

Total Common Stocks (identified cost $264,343,137)		$221,308,616

Warrants — 0.0%

Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(9)(16)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 16.6%

Foreign Government Securities — 5.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.5%
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	47,250	$2,608,339
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	500,700	27,449,377
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	699,275	38,009,433
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	322,950	17,334,414
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	46,314,137
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	303,300	15,746,211
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	16,178,078

Total Egypt			$163,639,989

Georgia — 1.0%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	5,816	$2,189,596
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	3,409	1,283,401
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	3,442	1,295,875
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	5,753	2,165,668
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	2,343	882,192
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	4,680	1,761,845
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	4,530	1,705,302
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	2,324	874,559
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,869	703,404
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,120	797,847
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,808	1,056,551
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,750	1,411,025
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	5,123	1,929,711
Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	8,584	3,233,281
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	2,785	1,049,056
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	4,096	1,542,582
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	1,804	679,252
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	3,605	1,357,881
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	3,448	1,298,522
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	7,540	2,785,540
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	8,050	2,954,244
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,685	1,714,923

Total Georgia			$34,672,257

Total Foreign Government Securities (identified cost $196,034,954)			$198,312,246

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/14/19(17)	$36,000	$35,969,580
U.S. Treasury Bill, 0.00%, 3/21/19(17)	100,000	99,687,067

Total U.S. Treasury Obligations (identified cost $135,656,647)		$135,656,647

Other — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(18)	261,235,206	$261,235,206

Total Other (identified cost $261,218,488)		$261,235,206

Total Short-Term Investments (identified cost $592,910,089)		$595,204,099

Total Purchased Options and Swaptions — 1.1% (identified cost $41,609,018)		$39,750,371

Total Investments — 100.2% (identified cost $3,728,862,114)		$3,594,429,468

Other Assets, Less Liabilities — (0.2)%		$(5,662,192)

Net Assets — 100.0%		$3,588,767,276

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,099,252,254 or 30.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $35,353,895 or 1.0% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Principal amount is less than $500.

(8)	Amount is less than 0.05%.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)	Fixed-rate loan.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,878,992.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	110,950,000	USD 1.31	7/22/19	$5,291,323
Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK 9.96	4/15/19	39,069
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK 9.96	4/15/19	25,393
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK 9.58	4/12/19	17,507
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK 9.96	4/12/19	36,297
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK 9.96	4/12/19	18,160
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK 9.96	4/12/19	18,160
Call SEK/Put EUR	Deutsche Bank AG	EUR	61,370,000	SEK 9.56	4/23/19	17,069
Call SEK/Put EUR	Deutsche Bank AG	EUR	49,350,000	SEK 9.56	4/23/19	13,726

Total						$5,476,704

Purchased Interest Rate Swaptions — 1.0%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$7,958,778
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	7,745,494
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	3,113,264
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	3,236,728
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	3,169,441
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	3,181,577
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,910,409
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,957,976

Total				$34,273,667

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	$—	$(83,005)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(456,313)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(963,896)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(199,782)
EUR	38,412,000	USD	43,563,433	Standard Chartered Bank	2/1/19	402,925	—
EUR	79,909,366	USD	91,300,446	Standard Chartered Bank	2/1/19	163,778	—
EUR	10,043,500	USD	11,402,787	Standard Chartered Bank	2/1/19	92,998	—
EUR	20,842,567	USD	23,813,675	Standard Chartered Bank	2/1/19	42,718	—
EUR	14,733,967	USD	16,829,137	Standard Chartered Bank	2/1/19	35,355	—
EUR	14,211,866	USD	16,242,031	Standard Chartered Bank	2/1/19	24,864	—
EUR	3,386,002	USD	3,851,712	Standard Chartered Bank	2/1/19	23,904	—
EUR	1,480,000	USD	1,683,559	Standard Chartered Bank	2/1/19	10,448	—
EUR	3,386,002	USD	3,868,676	Standard Chartered Bank	2/1/19	6,940	—
EUR	1,690,000	USD	1,928,628	Standard Chartered Bank	2/1/19	5,745	—
EUR	6,002,000	USD	6,892,697	Standard Chartered Bank	2/1/19	—	(22,810)
EUR	6,108,600	USD	7,028,280	Standard Chartered Bank	2/1/19	—	(36,379)
EUR	8,070,000	USD	9,576,177	Standard Chartered Bank	2/1/19	—	(339,258)
GBP	55,450,000	USD	72,428,790	Citibank, N.A.	2/1/19	299,389	—
NZD	14,154,000	USD	9,658,690	Citibank, N.A.	2/1/19	124,557	—
NZD	846,000	USD	577,310	Citibank, N.A.	2/1/19	7,445	—
RON	112,404,000	EUR	23,640,608	BNP Paribas	2/1/19	106,459	—
RON	52,616,839	EUR	11,073,965	Citibank, N.A.	2/1/19	41,037	—
RON	7,891,500	EUR	1,689,569	Citibank, N.A.	2/1/19	—	(26,684)
RON	13,368,500	EUR	2,860,883	Citibank, N.A.	2/1/19	—	(43,703)
RON	65,814,000	EUR	14,003,774	Citibank, N.A.	2/1/19	—	(122,968)
RON	87,728,000	EUR	18,453,513	The Toronto-Dominion Bank	2/1/19	79,978	—
USD	94,462,460	EUR	79,909,366	Standard Chartered Bank	2/1/19	2,998,235	—
USD	24,638,415	EUR	20,842,567	Standard Chartered Bank	2/1/19	782,022	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,332,631	EUR	1,160,424	Standard Chartered Bank	2/1/19	$4,410	$—
USD	1,690,974	EUR	1,480,000	Standard Chartered Bank	2/1/19	—	(3,033)
USD	1,930,910	EUR	1,690,000	Standard Chartered Bank	2/1/19	—	(3,464)
USD	3,868,676	EUR	3,386,002	Standard Chartered Bank	2/1/19	—	(6,940)
USD	3,867,491	EUR	3,386,002	Standard Chartered Bank	2/1/19	—	(8,125)
USD	6,857,585	EUR	6,002,000	Standard Chartered Bank	2/1/19	—	(12,301)
USD	6,979,381	EUR	6,108,600	Standard Chartered Bank	2/1/19	—	(12,520)
USD	9,220,379	EUR	8,070,000	Standard Chartered Bank	2/1/19	—	(16,540)
USD	11,475,201	EUR	10,043,500	Standard Chartered Bank	2/1/19	—	(20,585)
USD	16,237,768	EUR	14,211,866	Standard Chartered Bank	2/1/19	—	(29,128)
USD	16,834,294	EUR	14,733,967	Standard Chartered Bank	2/1/19	—	(30,198)
USD	43,887,631	EUR	38,412,000	Standard Chartered Bank	2/1/19	—	(78,727)
USD	236,583	GBP	181,000	Standard Chartered Bank	2/1/19	—	(816)
USD	72,259,970	GBP	55,269,000	Standard Chartered Bank	2/1/19	—	(230,810)
USD	556,638	NZD	846,000	HSBC Bank USA, N.A.	2/1/19	—	(28,118)
USD	9,312,822	NZD	14,154,000	HSBC Bank USA, N.A.	2/1/19	—	(470,424)
AUD	52,590,000	USD	37,291,569	Australia and New Zealand Banking Group Limited	2/4/19	936,103	—
BRL	259,770,579	USD	69,970,149	Standard Chartered Bank	2/4/19	1,254,511	—
BRL	177,491,000	USD	48,602,371	Standard Chartered Bank	2/4/19	62,632	—
BRL	82,279,579	USD	22,530,622	UBS AG	2/4/19	29,034	—
COP	65,148,969,319	USD	20,621,330	Bank of America, N.A.	2/4/19	360,624	—
COP	10,700,283,319	USD	3,434,311	Bank of America, N.A.	2/4/19	11,835	—
COP	53,496,296,000	USD	16,999,681	JPMorgan Chase Bank, N.A.	2/4/19	229,400	—
COP	160,895,465,000	USD	51,640,230	Standard Chartered Bank	2/4/19	177,955	—
COP	53,949,488,000	USD	17,298,710	Standard Chartered Bank	2/4/19	76,326	—
COP	999,005,000	USD	320,636	Standard Chartered Bank	2/4/19	1,105	—
NZD	2,939,000	USD	2,034,670	Citibank, N.A.	2/4/19	—	(3,233)
NZD	53,629,000	USD	37,127,357	Citibank, N.A.	2/4/19	—	(58,985)
USD	38,259,225	AUD	52,590,000	Citibank, N.A.	2/4/19	31,553	—
USD	71,132,994	BRL	259,770,579	Standard Chartered Bank	2/4/19	—	(91,666)
USD	47,796,149	BRL	177,491,000	Standard Chartered Bank	2/4/19	—	(868,854)
USD	22,118,166	BRL	82,279,579	UBS AG	2/4/19	—	(441,490)
USD	3,382,954	COP	10,700,283,319	Bank of America, N.A.	2/4/19	—	(63,192)
USD	20,909,898	COP	65,148,969,319	Bank of America, N.A.	2/4/19	—	(72,057)
USD	17,169,912	COP	53,496,296,000	JPMorgan Chase Bank, N.A.	2/4/19	—	(59,168)
USD	312,387	COP	999,005,000	Standard Chartered Bank	2/4/19	—	(9,354)
USD	17,315,367	COP	53,949,488,000	Standard Chartered Bank	2/4/19	—	(59,670)
USD	49,553,411	COP	160,895,465,000	Standard Chartered Bank	2/4/19	—	(2,264,774)
USD	1,920,651	NZD	2,939,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(110,786)
USD	35,046,820	NZD	53,629,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(2,021,552)
USD	9,433,410	UYU	306,350,000	Citibank, N.A.	2/4/19	2,904	—
USD	3,339,329	UYU	115,574,161	Citibank, N.A.	2/4/19	—	(218,442)
USD	5,534,547	UYU	190,775,839	Citibank, N.A.	2/4/19	—	(338,189)
UYU	115,574,161	USD	3,558,866	Citibank, N.A.	2/4/19	—	(1,096)
UYU	190,775,839	USD	5,874,545	Citibank, N.A.	2/4/19	—	(1,808)
UYU	306,350,000	USD	9,737,762	Citibank, N.A.	2/4/19	—	(307,256)
EUR	6,515,325	RSD	773,825,105	Citibank, N.A.	2/5/19	—	(21,390)
EUR	11,927,051	RSD	1,415,490,512	Citibank, N.A.	2/5/19	—	(28,667)
RSD	144,386,640	EUR	1,215,171	Citibank, N.A.	2/5/19	4,577	—
RSD	1,460,928,977	EUR	12,338,927	Citibank, N.A.	2/5/19	—	(3,617)
RSD	584,000,000	EUR	4,936,602	Citibank, N.A.	2/5/19	—	(6,219)
COP	91,278,353,000	USD	28,668,995	UBS AG	2/6/19	725,678	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	25,959,364	RSD	3,089,114,964	Citibank, N.A.	2/6/19	$—	$(139,935)
RSD	1,079,444,000	EUR	9,079,160	Citibank, N.A.	2/6/19	39,675	—
EUR	2,727,644	USD	3,133,640	UBS AG	2/7/19	—	(10,797)
KRW	20,822,673,333	USD	18,732,164	Deutsche Bank AG	2/7/19	—	(17,677)
KRW	20,822,673,333	USD	18,683,484	Standard Chartered Bank	2/7/19	31,003	—
USD	23,841,636	EUR	20,426,700	UBS AG	2/7/19	455,381	—
USD	1,164,643	EUR	997,826	UBS AG	2/7/19	22,245	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,299	—
USD	18,444,485	EUR	16,262,970	UBS AG	2/7/19	—	(174,772)
USD	18,656,303	KRW	20,822,673,333	Deutsche Bank AG	2/7/19	—	(58,183)
USD	18,732,164	KRW	20,822,673,333	Standard Chartered Bank	2/7/19	17,677	—
USD	8,650,610	ZAR	124,546,000	Barclays Bank PLC	2/7/19	—	(736,180)
EUR	8,669,249	RON	41,400,000	Standard Chartered Bank	2/8/19	—	(77,491)
TRY	382,820,000	USD	72,151,231	Standard Chartered Bank	2/8/19	1,646,249	—
TRY	28,212,000	USD	5,183,362	Standard Chartered Bank	2/8/19	255,159	—
USD	404,992	COP	1,295,509,000	Standard Chartered Bank	2/8/19	—	(12,169)
USD	64,419,433	COP	209,423,615,000	Standard Chartered Bank	2/8/19	—	(3,016,120)
AUD	18,700,000	USD	13,655,301	Australia and New Zealand Banking Group Limited	2/11/19	—	(60,962)
COP	10,700,283,319	USD	3,381,885	Bank of America, N.A.	2/11/19	63,218	—
EUR	13,917,315	RSD	1,652,542,000	Citibank, N.A.	2/11/19	—	(33,531)
ILS	460,730,000	USD	126,595,043	JPMorgan Chase Bank, N.A.	2/11/19	194,047	—
KZT	748,821,163	USD	1,975,781	Citibank, N.A.	2/11/19	—	(9,907)
RSD	660,000,000	EUR	5,551,817	Citibank, N.A.	2/11/19	20,888	—
TRY	76,301,987	USD	14,356,422	Goldman Sachs International	2/11/19	327,800	—
TRY	21,018,013	USD	3,798,425	Standard Chartered Bank	2/11/19	246,466	—
UGX	4,905,440,000	USD	1,197,910	Citibank, N.A.	2/11/19	137,582	—
USD	4,000,000	COP	12,608,000,000	Standard Chartered Bank	2/11/19	—	(59,319)
USD	57,334,602	COP	183,779,836,000	Standard Chartered Bank	2/11/19	—	(1,835,837)
USD	12,425,641	ILS	46,037,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(243,361)
USD	111,133,056	ILS	414,693,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(2,987,032)
USD	5,875,209	KZT	2,165,601,955	Deutsche Bank AG	2/11/19	189,871	—
USD	4,965,836	KZT	1,882,300,000	Goldman Sachs International	2/11/19	24,248	—
USD	13,586,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(240,202)
SEK	166,921,000	EUR	16,259,516	Citibank, N.A.	2/12/19	—	(163,832)
USD	7,120,440	ZAR	98,240,000	Citibank, N.A.	2/12/19	—	(279,539)
CZK	87,562,000	EUR	3,381,327	Citibank, N.A.	2/13/19	18,676	—
USD	7,280,676	UYU	247,834,223	JPMorgan Chase Bank, N.A.	2/13/19	—	(336,830)
USD	8,478,087	ZAR	122,223,300	Goldman Sachs International	2/13/19	—	(727,385)
UYU	247,834,223	USD	7,786,184	Citibank, N.A.	2/13/19	—	(168,677)
ZAR	56,000,000	USD	4,011,859	Goldman Sachs International	2/13/19	205,883	—
COP	50,581,980,000	USD	15,496,788	UBS AG	2/14/19	786,760	—
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(31,618)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(51,732)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(41,974)
EUR	831,787	USD	951,605	Deutsche Bank AG	2/14/19	1,255	—
EUR	12,527,858	USD	14,352,916	Deutsche Bank AG	2/14/19	—	(1,514)
EUR	2,065,225	USD	2,375,122	Deutsche Bank AG	2/14/19	—	(9,285)
NOK	159,735,000	EUR	16,397,035	The Toronto-Dominion Bank	2/14/19	164,783	—
UGX	6,873,248,000	USD	1,770,087	Standard Chartered Bank	2/14/19	99,692	—
USD	41,467,589	EUR	35,410,000	Deutsche Bank AG	2/14/19	903,341	—
AUD	24,700,000	USD	17,820,227	Standard Chartered Bank	2/15/19	137,061	—
NZD	50,654	USD	34,252	Standard Chartered Bank	2/15/19	769	—
UGX	6,944,382,000	USD	1,773,789	Standard Chartered Bank	2/15/19	114,857	—
USD	18,503,657	NZD	27,364,347	Standard Chartered Bank	2/15/19	—	(415,587)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	$—	$(307,289)
EUR	7,145,449	RSD	848,665,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(13,677)
EUR	9,702,324	RSD	1,152,345,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(18,571)
SEK	173,875,000	EUR	16,936,896	Citibank, N.A.	2/19/19	—	(171,499)
TRY	100,892,500	USD	18,172,280	Standard Chartered Bank	2/19/19	1,157,569	—
USD	13,085,330	ARS	501,298,987	BNP Paribas	2/19/19	—	(141,806)
USD	17,669,486	ARS	676,918,000	BNP Paribas	2/19/19	—	(191,484)
USD	8,036,963	EUR	7,037,090	Standard Chartered Bank	2/19/19	—	(27,838)
USD	15,317,977	ZAR	210,945,000	Citibank, N.A.	2/19/19	—	(558,737)
AUD	22,233,995	USD	16,265,613	Australia and New Zealand Banking Group Limited	2/20/19	—	(99,878)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(403,761)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(289,571)
USD	9,466,404	NZD	13,806,567	Australia and New Zealand Banking Group Limited	2/20/19	—	(80,306)
USD	20,262,867	NZD	29,553,000	Australia and New Zealand Banking Group Limited	2/20/19	—	(171,895)
EUR	15,460,064	USD	17,497,391	Goldman Sachs International	2/21/19	223,480	—
EUR	39,155,534	USD	44,819,774	Goldman Sachs International	2/21/19	61,683	—
EUR	15,821,593	USD	18,091,565	Goldman Sachs International	2/21/19	43,704	—
EUR	7,737,055	USD	8,832,545	Goldman Sachs International	2/21/19	35,941	—
EUR	7,141,157	USD	8,168,055	Goldman Sachs International	2/21/19	17,391	—
EUR	4,434,534	USD	5,072,153	Goldman Sachs International	2/21/19	10,866	—
EUR	5,063,216	USD	5,797,459	Goldman Sachs International	2/21/19	6,179	—
EUR	2,890,025	USD	3,308,558	Goldman Sachs International	2/21/19	4,090	—
EUR	930,834	USD	1,070,739	Goldman Sachs International	2/21/19	—	(3,784)
EUR	2,779,000	USD	3,198,490	Goldman Sachs International	2/21/19	—	(13,102)
EUR	2,780,000	USD	3,199,641	Goldman Sachs International	2/21/19	—	(13,107)
EUR	17,691,073	USD	20,303,868	Goldman Sachs International	2/21/19	—	(25,735)
EUR	4,947,907	USD	5,698,257	Goldman Sachs International	2/21/19	—	(26,791)
EUR	8,029,000	USD	9,240,978	Goldman Sachs International	2/21/19	—	(37,854)
EUR	2,762,000	USD	3,238,086	Goldman Sachs International	2/21/19	—	(72,184)
EUR	6,626,000	USD	7,768,124	Goldman Sachs International	2/21/19	—	(173,168)
USD	121,857,990	EUR	103,941,580	Goldman Sachs International	2/21/19	2,716,480	—
USD	45,904,773	EUR	39,155,534	Goldman Sachs International	2/21/19	1,023,317	—
USD	106,432	EUR	90,784	Goldman Sachs International	2/21/19	2,373	—
USD	906,008	EUR	796,830	Goldman Sachs International	2/21/19	—	(7,347)
USD	5,256,674	EUR	4,597,112	Goldman Sachs International	2/21/19	—	(12,699)
USD	23,583,948	EUR	20,829,000	Goldman Sachs International	2/21/19	—	(290,988)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(287,841)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(102,902)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(263,204)
EUR	5,561,844	RON	26,634,000	Standard Chartered Bank	2/22/19	—	(57,300)
EUR	29,243,490	USD	33,367,992	Deutsche Bank AG	2/22/19	154,756	—
EUR	1,977,057	USD	2,254,566	Deutsche Bank AG	2/22/19	11,797	—
EUR	1,682,481	USD	1,924,432	Deutsche Bank AG	2/22/19	4,250	—
EUR	3,024,438	USD	3,466,036	Deutsche Bank AG	2/22/19	974	—
USD	13,463,021	EUR	11,798,904	Deutsche Bank AG	2/22/19	—	(62,440)
USD	16,222,978	EUR	14,217,712	Deutsche Bank AG	2/22/19	—	(75,240)
USD	48,221,389	EUR	42,260,910	Deutsche Bank AG	2/22/19	—	(223,644)
USD	18,947,041	ZAR	262,675,000	Credit Agricole Corporate and Investment Bank	2/22/19	—	(816,278)
EUR	7,145,448	RSD	849,165,000	JPMorgan Chase Bank, N.A.	2/25/19	—	(14,299)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	55,450,000	USD	71,764,222	Citibank, N.A.	2/25/19	$1,042,123	$—
UGX	14,600,514,000	USD	3,919,075	Citibank, N.A.	2/25/19	41,618	—
USD	72,516,401	GBP	55,450,000	Citibank, N.A.	2/25/19	—	(289,944)
USD	6,308,495	NZD	9,283,000	Citibank, N.A.	2/25/19	—	(111,072)
USD	14,943,175	NZD	21,989,000	Citibank, N.A.	2/25/19	—	(263,100)
EGP	163,263,000	USD	8,882,644	Citibank, N.A.	2/26/19	283,538	—
USD	15,158,484	MYR	63,605,000	Goldman Sachs International	2/26/19	—	(411,419)
USD	22,043,126	MYR	92,515,000	UBS AG	2/26/19	—	(603,672)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(113,108)
EGP	366,360,000	USD	19,332,982	HSBC Bank USA, N.A.	2/27/19	1,228,912	—
CNH	361,184,340	USD	52,571,844	Goldman Sachs International	2/28/19	1,287,326	—
CNH	165,155,660	USD	24,086,756	Goldman Sachs International	2/28/19	540,964	—
COP	52,735,600,000	USD	16,222,844	UBS AG	2/28/19	744,210	—
EUR	11,761,945	PLN	50,490,913	Citibank, N.A.	2/28/19	—	(83,942)
HUF	691,850,000	EUR	2,172,714	Goldman Sachs International	2/28/19	19,039	—
JPY	3,851,462,000	USD	34,220,769	Goldman Sachs International	2/28/19	1,203,847	—
KRW	20,822,673,333	USD	18,667,342	Deutsche Bank AG	2/28/19	61,663	—
MAD	35,091,000	USD	3,651,509	Credit Agricole Corporate and Investment Bank	2/28/19	23,526	—
MAD	35,055,000	USD	3,651,563	Credit Agricole Corporate and Investment Bank	2/28/19	19,702	—
THB	787,895,000	USD	23,904,581	Goldman Sachs International	2/28/19	1,328,206	—
THB	1,311,705,000	USD	39,829,502	Standard Chartered Bank	2/28/19	2,178,600	—
UGX	6,956,800,000	USD	1,773,789	Standard Chartered Bank	2/28/19	111,939	—
USD	75,479,328	CNH	526,340,000	Goldman Sachs International	2/28/19	—	(3,007,562)
USD	160,870,259	EUR	136,665,442	JPMorgan Chase Bank, N.A.	2/28/19	4,126,978	—
USD	28,324,827	KRW	31,888,090,000	Deutsche Bank AG	2/28/19	—	(356,994)
USD	22,015,881	KRW	24,787,680,000	Goldman Sachs International	2/28/19	—	(279,459)
USD	10,910,534	KRW	12,284,170,000	Standard Chartered Bank	2/28/19	—	(138,493)
USD	17,623,667	KRW	19,830,150,000	Standard Chartered Bank	2/28/19	—	(212,610)
USD	31,389,727	KRW	35,352,680,000	UBS AG	2/28/19	—	(408,328)
USD	2,759,025	NZD	4,018,060	Australia and New Zealand Banking Group Limited	2/28/19	—	(19,814)
USD	6,848,860	NZD	9,974,223	Australia and New Zealand Banking Group Limited	2/28/19	—	(49,185)
USD	16,711,583	ZAR	228,246,800	BNP Paribas	2/28/19	—	(449,533)
AUD	49,398,991	USD	36,207,731	Australia and New Zealand Banking Group Limited	3/4/19	—	(284,290)
ILS	379,186,000	USD	102,892,884	Goldman Sachs International	3/4/19	1,593,414	—
USD	101,149,983	ILS	379,186,000	Goldman Sachs International	3/4/19	—	(3,336,315)
USD	36,213,775	NZD	52,711,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(243,795)
USD	7,460,979	NZD	10,751,000	Citibank, N.A.	3/4/19	25,049	—
COP	13,345,322,000	USD	4,154,833	BNP Paribas	3/5/19	137,998	—
USD	14,805,467	SGD	20,211,313	Deutsche Bank AG	3/5/19	—	(217,846)
BRL	177,491,000	USD	47,701,735	Standard Chartered Bank	3/6/19	885,336	—
BRL	82,279,579	USD	22,074,847	UBS AG	3/6/19	448,682	—
COP	91,278,355,000	USD	28,618,390	Credit Agricole Corporate and Investment Bank	3/6/19	742,292	—
NZD	21,800,000	USD	14,781,054	Australia and New Zealand Banking Group Limited	3/6/19	297,495	—
USD	19,611,946	NZD	28,230,000	Australia and New Zealand Banking Group Limited	3/6/19	85,916	—
EUR	1,388,680	USD	1,587,567	Standard Chartered Bank	3/7/19	6,093	—
EUR	1,160,424	USD	1,336,461	Standard Chartered Bank	3/7/19	—	(4,749)
EUR	2,050,379	USD	2,414,834	Standard Chartered Bank	3/7/19	—	(61,804)
USD	89,958,870	EUR	75,233,116	Standard Chartered Bank	3/7/19	3,620,783	—
USD	6,576,543	EUR	5,500,000	Standard Chartered Bank	3/7/19	264,701	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	22,223,142	USD	16,041,775	Australia and New Zealand Banking Group Limited	3/11/19	$120,622	$—
THB	791,605,469	USD	24,197,019	Deutsche Bank AG	3/11/19	1,161,842	—
THB	349,776,067	USD	10,678,229	JPMorgan Chase Bank, N.A.	3/11/19	526,750	—
THB	473,529,582	USD	14,453,623	Standard Chartered Bank	3/11/19	715,766	—
THB	232,744,000	USD	7,120,166	UBS AG	3/11/19	335,723	—
USD	1,376,460	NZD	2,000,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(7,025)
USD	15,304,203	NZD	22,237,047	Australia and New Zealand Banking Group Limited	3/11/19	—	(78,111)
USD	24,197,019	THB	791,605,470	Deutsche Bank AG	3/11/19	—	(1,161,842)
USD	10,678,229	THB	349,776,067	JPMorgan Chase Bank, N.A.	3/11/19	—	(526,750)
USD	14,453,623	THB	473,529,582	Standard Chartered Bank	3/11/19	—	(715,766)
AUD	25,312,000	USD	18,273,467	Standard Chartered Bank	3/12/19	135,632	—
EGP	293,910,000	USD	15,363,826	HSBC Bank USA, N.A.	3/12/19	1,066,199	—
USD	18,848,264	NZD	27,340,000	Standard Chartered Bank	3/12/19	—	(64,342)
COP	35,518,739,000	USD	11,110,717	Credit Agricole Corporate and Investment Bank	3/13/19	311,271	—
COP	36,149,401,000	USD	11,337,432	Goldman Sachs International	3/13/19	287,362	—
USD	185,822,987	EUR	158,302,157	Standard Chartered Bank	3/14/19	4,040,402	—
USD	25,974,908	KRW	29,186,705,000	JPMorgan Chase Bank, N.A.	3/14/19	—	(289,622)
USD	22,735,486	KRW	25,557,415,000	Standard Chartered Bank	3/14/19	—	(263,118)
AUD	17,126,436	USD	12,350,267	Australia and New Zealand Banking Group Limited	3/15/19	106,072	—
USD	6,199,074	NZD	9,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(27,086)
USD	6,199,074	NZD	9,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(27,086)
AUD	37,600,000	USD	27,203,412	Australia and New Zealand Banking Group Limited	3/18/19	144,778	—
EGP	67,440,000	USD	3,566,367	Deutsche Bank AG	3/18/19	197,119	—
MAD	14,512,500	USD	1,499,613	Société Générale	3/18/19	18,156	—
NZD	7,039,310	USD	4,768,577	Deutsche Bank AG	3/18/19	101,466	—
TRY	161,599,200	USD	29,149,694	Standard Chartered Bank	3/18/19	1,353,704	—
USD	3,688,269	EGP	67,440,000	Deutsche Bank AG	3/18/19	—	(75,217)
USD	28,164,130	NZD	41,000,000	Australia and New Zealand Banking Group Limited	3/18/19	—	(201,114)
USD	7,144,319	NZD	10,376,734	Deutsche Bank AG	3/18/19	—	(34,671)
EGP	249,504,000	USD	13,187,315	HSBC Bank USA, N.A.	3/19/19	732,233	—
COP	87,828,980,000	USD	27,376,404	UBS AG	3/20/19	859,900	—
NZD	33,000,000	USD	22,476,597	The Toronto-Dominion Bank	3/20/19	354,838	—
NZD	14,591,000	USD	9,892,056	The Toronto-Dominion Bank	3/20/19	202,898	—
NZD	8,000,000	USD	5,389,992	The Toronto-Dominion Bank	3/20/19	144,901	—
NZD	10,000,000	USD	6,791,620	The Toronto-Dominion Bank	3/20/19	126,997	—
USD	2,611,169	COP	8,256,857,000	Citibank, N.A.	3/20/19	—	(43,343)
USD	44,956,727	NZD	65,591,000	The Toronto-Dominion Bank	3/20/19	—	(423,172)
USD	94,309,960	EUR	81,117,776	JPMorgan Chase Bank, N.A.	3/21/19	1,101,846	—
USD	10,913,055	EUR	9,386,525	JPMorgan Chase Bank, N.A.	3/21/19	127,500	—
EUR	7,882,811	RON	37,225,000	Citibank, N.A.	3/22/19	73,078	—
EGP	96,973,000	USD	5,185,722	Bank of America, N.A.	3/25/19	214,963	—
EGP	96,922,000	USD	5,185,768	Bank of America, N.A.	3/25/19	212,076	—
EUR	5,723,604	RSD	681,967,383	Citibank, N.A.	3/25/19	—	(11,497)
NZD	29,784,000	USD	20,200,551	HSBC Bank USA, N.A.	3/25/19	407,827	—
USD	14,493,998	NZD	21,043,000	HSBC Bank USA, N.A.	3/25/19	—	(66,239)
USD	20,514,624	NZD	29,784,000	HSBC Bank USA, N.A.	3/25/19	—	(93,754)
USD	132,025,450	EUR	115,189,874	Standard Chartered Bank	3/28/19	—	(416,144)
NZD	8,066,450	USD	5,546,886	BNP Paribas	3/29/19	34,942	—
NZD	2,963,465	USD	2,031,811	BNP Paribas	3/29/19	18,850	—
USD	35,858,144	NZD	52,300,318	BNP Paribas	3/29/19	—	(332,668)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	31,432,858	USD	22,598,810	Australia and New Zealand Banking Group Limited	4/1/19	$267,996	$—
EUR	11,000,343	RON	52,616,839	Citibank, N.A.	4/1/19	—	(45,723)
USD	18,594,922	NZD	27,364,347	Australia and New Zealand Banking Group Limited	4/1/19	—	(341,765)
CNH	30,162,000	USD	4,398,139	Goldman Sachs International	4/3/19	99,660	—
OMR	7,823,600	USD	20,262,095	BNP Paribas	4/3/19	39,825	—
OMR	2,146,400	USD	5,563,504	BNP Paribas	4/3/19	6,315	—
THB	627,030,000	USD	19,257,678	Goldman Sachs International	4/3/19	841,474	—
THB	1,180,950,000	USD	36,275,534	Standard Chartered Bank	4/3/19	1,579,263	—
USD	4,369,151	CNH	30,162,000	Goldman Sachs International	4/3/19	—	(128,647)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(631,232)
EUR	2,207,254	USD	2,536,311	Goldman Sachs International	4/4/19	3,111	—
USD	100,442,806	EUR	87,411,500	Goldman Sachs International	4/4/19	—	(123,211)
USD	12,475,049	EUR	10,840,610	Standard Chartered Bank	4/4/19	3,040	—
USD	12,823,630	MYR	52,750,000	Goldman Sachs International	4/4/19	—	(106,672)
OMR	1,495,000	USD	3,881,705	BNP Paribas	4/8/19	—	(2,543)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(95,310)
USD	33,385,497	NZD	49,326,266	Australia and New Zealand Banking Group Limited	4/9/19	—	(754,096)
EUR	97,150,000	USD	112,122,758	Goldman Sachs International	4/11/19	—	(286,745)
NOK	227,382,000	EUR	23,201,511	State Street Bank and Trust Company	4/11/19	331,281	—
SEK	222,556,500	EUR	21,762,597	State Street Bank and Trust Company	4/11/19	—	(325,020)
UGX	2,996,764,000	USD	763,118	Standard Chartered Bank	4/11/19	43,133	—
USD	120,781,659	EUR	105,553,000	Standard Chartered Bank	4/11/19	—	(727,622)
MAD	26,347,000	USD	2,767,542	Credit Agricole Corporate and Investment Bank	4/15/19	—	(17,921)
SEK	307,504,000	EUR	30,036,654	Morgan Stanley & Co. International PLC	4/15/19	—	(412,658)
SEK	84,893,000	EUR	8,282,763	State Street Bank and Trust Company	4/15/19	—	(102,993)
UGX	7,822,362,000	USD	2,069,408	Citibank, N.A.	4/15/19	33,449	—
USD	27,461,481	KRW	30,695,070,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(188,386)
USD	39,757,250	KRW	44,416,800,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(253,037)
EGP	117,358,400	USD	6,180,011	HSBC Bank USA, N.A.	4/16/19	316,963	—
EUR	684,519	USD	791,501	Citibank, N.A.	4/16/19	—	(3,173)
EUR	363,878	USD	417,693	Goldman Sachs International	4/16/19	1,368	—
EUR	154,073	USD	176,859	Goldman Sachs International	4/16/19	579	—
SEK	173,874,000	EUR	16,947,864	The Toronto-Dominion Bank	4/16/19	—	(192,061)
USD	2,088,513	EUR	1,820,483	Australia and New Zealand Banking Group Limited	4/16/19	—	(8,054)
EGP	148,859,000	USD	7,838,810	Citibank, N.A.	4/17/19	399,902	—
EGP	49,120,000	USD	2,600,318	Citibank, N.A.	4/18/19	117,560	—
EGP	113,530,000	USD	6,202,131	HSBC Bank USA, N.A.	4/18/19	79,642	—
UGX	7,328,920,000	USD	1,946,592	Citibank, N.A.	4/18/19	22,439	—
COP	88,759,981,000	USD	28,241,876	Credit Agricole Corporate and Investment Bank	4/22/19	256,405	—
EGP	46,791,000	USD	2,478,468	Citibank, N.A.	4/22/19	107,860	—
EGP	33,587,600	USD	1,781,836	Citibank, N.A.	4/23/19	74,206	—
EGP	91,625,000	USD	4,863,323	Standard Chartered Bank	4/23/19	199,850	—
NOK	434,971,000	EUR	44,454,426	State Street Bank and Trust Company	4/23/19	524,528	—
OMR	1,495,506	USD	3,878,387	Standard Chartered Bank	4/24/19	1,182	—
TWD	695,640,000	USD	24,029,016	Goldman Sachs International	4/24/19	—	(1,259,792)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(93,957)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	1,907,612	—
EUR	6,130,813	RON	29,320,000	Goldman Sachs International	4/25/19	—	(6,296)
UGX	7,454,810,000	USD	1,898,686	Citibank, N.A.	4/25/19	101,383	—
NOK	250,325,000	EUR	25,696,181	Barclays Bank PLC	4/29/19	163,974	—
SEK	402,863,000	EUR	39,049,410	State Street Bank and Trust Company	4/29/19	—	(197,232)
AUD	3,777,903	USD	2,710,664	Citibank, N.A.	4/30/19	38,750	—
EGP	291,253,000	USD	15,051,835	Deutsche Bank AG	4/30/19	1,013,596	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,929,683	RON	14,100,000	Citibank, N.A.	4/30/19	$—	$(22,709)
EUR	9,695,139	RON	46,815,885	Citibank, N.A.	4/30/19	—	(112,548)
EUR	3,386,002	USD	3,894,342	Citibank, N.A.	4/30/19	9,769	—
NOK	185,278,000	USD	21,902,544	Citibank, N.A.	4/30/19	147,058	—
TWD	632,000,000	USD	21,748,107	Citibank, N.A.	4/30/19	—	(1,052,829)
TWD	629,305,000	USD	21,659,095	Deutsche Bank AG	4/30/19	—	(1,052,066)
USD	15,692,511	EGP	291,253,000	Deutsche Bank AG	4/30/19	—	(372,920)
USD	16,945,977	EUR	14,733,967	Citibank, N.A.	4/30/19	—	(42,510)
USD	21,806,465	EUR	18,960,000	Citibank, N.A.	4/30/19	—	(54,702)
USD	74,491,913	EUR	64,684,456	Citibank, N.A.	4/30/19	—	(90,244)
USD	105,818,679	EUR	91,886,802	Citibank, N.A.	4/30/19	—	(128,195)
USD	441,009	KRW	494,570,000	Goldman Sachs International	4/30/19	—	(4,724)
USD	1,243,653	KRW	1,394,695,000	Goldman Sachs International	4/30/19	—	(13,321)
USD	746,263	KRW	837,830,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(8,834)
USD	2,104,485	KRW	2,362,705,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(24,912)
USD	34,667	NZD	50,654	Citibank, N.A.	4/30/19	—	(404)
USD	13,699,344	NZD	20,017,014	Citibank, N.A.	4/30/19	—	(159,650)
USD	30,830,793	NZD	45,048,902	Citibank, N.A.	4/30/19	—	(359,297)
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	1,033,432	—
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	1,236,075	—
USD	578,258	NZD	846,000	Citibank, N.A.	5/1/19	—	(7,489)
USD	9,674,542	NZD	14,154,000	Citibank, N.A.	5/1/19	—	(125,295)
EUR	18,266,011	RON	87,728,000	The Toronto-Dominion Bank	5/2/19	—	(93,048)
EUR	11,798,904	USD	13,678,517	UBS AG	5/2/19	—	(71,904)
OMR	5,037,000	USD	13,069,538	BNP Paribas	5/2/19	—	(4,322)
USD	72,619,513	EUR	62,640,612	UBS AG	5/2/19	381,739	—
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(425,316)
AUD	52,590,000	USD	38,308,660	Citibank, N.A.	5/6/19	—	(32,604)
EUR	4,891,122	RSD	584,000,000	Citibank, N.A.	5/6/19	—	(549)
USD	37,191,175	NZD	53,629,000	Citibank, N.A.	5/6/19	56,840	—
USD	2,038,167	NZD	2,939,000	Citibank, N.A.	5/6/19	3,115	—
USD	22,225,398	EUR	19,184,302	Standard Chartered Bank	5/9/19	88,783	—
USD	5,426,381	EUR	4,683,891	Standard Chartered Bank	5/9/19	21,677	—
USD	2,741,018	EUR	2,365,965	Standard Chartered Bank	5/9/19	10,949	—
EGP	95,190,000	USD	4,975,434	Citibank, N.A.	5/13/19	256,447	—
EGP	98,684,000	USD	5,446,137	Citibank, N.A.	5/13/19	—	(22,217)
USD	47,032,548	EUR	40,949,144	JPMorgan Chase Bank, N.A.	5/16/19	—	(246,319)
UGX	6,763,456,000	USD	1,745,408	Standard Chartered Bank	5/20/19	59,784	—
USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(56,468)
USD	1,310,662	GHS	6,976,000	ICBC Standard Bank PLC	5/23/19	—	(35,018)
USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(34,686)
USD	2,621,395	GHS	14,090,000	ICBC Standard Bank PLC	5/24/19	—	(95,497)
EGP	193,327,000	USD	10,250,636	HSBC Bank USA, N.A.	5/28/19	329,091	—
OMR	2,601,250	USD	6,742,483	Standard Chartered Bank	5/28/19	1,835	—
USD	3,276,723	GHS	17,596,000	ICBC Standard Bank PLC	5/28/19	—	(110,786)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(257,734)
EGP	241,789,000	USD	12,463,351	Deutsche Bank AG	5/30/19	760,802	—
USD	12,905,738	EGP	241,789,000	Deutsche Bank AG	5/30/19	—	(318,415)
USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(25,605)
EUR	23,329,044	RON	112,404,000	BNP Paribas	6/3/19	—	(114,841)
USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(41,673)
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	543,996	—
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	543,996	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	$—	$(72,039)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(610,099)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(135,158)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(135,158)
USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(86,812)
USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(115,907)
OMR	7,299,000	USD	18,910,306	Standard Chartered Bank	6/10/19	9,766	—
USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(189,737)
EGP	31,546,000	USD	1,615,259	Deutsche Bank AG	6/13/19	103,145	—
MAD	23,414,500	USD	2,429,520	Credit Agricole Corporate and Investment Bank	6/13/19	5,884	—
UGX	6,767,004,000	USD	1,753,110	Standard Chartered Bank	6/14/19	43,397	—
EGP	85,729,000	USD	4,394,106	Deutsche Bank AG	6/17/19	270,444	—
JPY	463,324,240	USD	4,323,224	UBS AG	6/17/19	—	(22,952)
USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(127,866)
BHD	7,101,000	USD	18,782,733	BNP Paribas	6/19/19	19,434	—
CNH	105,000,000	USD	15,310,140	BNP Paribas	6/19/19	344,075	—
USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(288,049)
USD	15,047,291	CNH	105,000,000	BNP Paribas	6/19/19	—	(606,923)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(84,056)
USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(128,612)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(83,399)
USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(281,987)
USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(64,401)
USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(66,451)
USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(318,632)
USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(121,929)
UGX	7,547,290,000	USD	1,898,689	Citibank, N.A.	6/26/19	99,852	—
USD	1,966,102	GHS	11,020,000	ICBC Standard Bank PLC	6/27/19	—	(130,284)
CNH	87,193,000	USD	12,719,992	Citibank, N.A.	6/28/19	278,938	—
CNH	217,098,000	USD	31,661,246	Deutsche Bank AG	6/28/19	704,215	—
CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	539,078	—
CNH	472,887,000	USD	68,838,635	Standard Chartered Bank	6/28/19	1,660,430	—
CNH	303,190,000	USD	44,241,292	Standard Chartered Bank	6/28/19	958,959	—
CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	492,172	—
CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	34,216	—
CNY	237,932,000	USD	34,282,174	Standard Chartered Bank	6/28/19	1,139,792	—
USD	12,589,774	CNH	87,193,000	Citibank, N.A.	6/28/19	—	(409,155)
USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	291,879	—
USD	21,239,741	CNH	147,510,000	Deutsche Bank AG	6/28/19	—	(751,384)
USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	419,032	—
USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	287,658	—
USD	11,291,443	CNH	78,249,700	Standard Chartered Bank	6/28/19	—	(374,199)
USD	28,125,988	CNH	195,405,300	Standard Chartered Bank	6/28/19	—	(1,005,477)
USD	72,409,288	CNH	502,170,000	Standard Chartered Bank	6/28/19	—	(2,455,352)
OMR	8,517,000	USD	22,013,440	BNP Paribas	7/3/19	55,191	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,239,577)
UGX	18,952,680,000	USD	4,922,774	Standard Chartered Bank	7/8/19	83,162	—
UGX	7,723,730,000	USD	2,004,081	Standard Chartered Bank	7/8/19	35,973	—
USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(201,631)
UGX	21,047,320,000	USD	5,439,990	Citibank, N.A.	7/10/19	116,841	—
USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(157,805)
EGP	254,370,000	USD	13,058,008	Deutsche Bank AG	7/15/19	672,031	—
OMR	4,318,250	USD	11,181,383	BNP Paribas	7/15/19	5,459	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,423,219	EGP	254,370,000	Deutsche Bank AG	7/15/19	$—	$(306,821)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(630,064)
AED	43,156,000	USD	11,743,768	BNP Paribas	7/17/19	2,571	—
AED	14,776,000	USD	4,020,899	Standard Chartered Bank	7/17/19	880	—
AED	31,301,000	USD	8,521,221	Standard Chartered Bank	7/17/19	—	(1,613)
OMR	9,277,000	USD	24,027,454	BNP Paribas	7/17/19	4,685	—
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(88,857)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(98,569)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,283,243)
CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	1,053,324	—
CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	1,479,129	—
CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	1,092,552	—
CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	1,066,989	—
USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	—	(437,795)
USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	—	(141,339)
USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	—	(388,976)
USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(381,509)
USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	—	(364,884)
JPY	16,294,545,294	USD	152,033,265	Standard Chartered Bank	7/22/19	—	(363,593)
MAD	103,243,000	USD	10,747,762	BNP Paribas	7/22/19	—	(32,995)
USD	12,892,099	CNH	87,460,000	Citibank, N.A.	7/22/19	—	(145,354)
EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	522,833	—
EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	501,551	—
EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	483,112	—
EUR	18,699,566	USD	21,648,301	Standard Chartered Bank	8/1/19	83,282	—
JPY	3,959,072,106	USD	36,745,516	Standard Chartered Bank	8/1/19	135,805	—
USD	174,301,578	EUR	150,559,803	Standard Chartered Bank	8/1/19	—	(670,544)
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	231,354	—
EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	644,227	—
USD	13,905,462	EGP	264,760,000	Deutsche Bank AG	8/8/19	—	(288,407)
MAD	117,090,000	USD	12,052,496	BNP Paribas	8/9/19	82,463	—
EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	681,507	—
OMR	3,350,000	USD	8,676,509	BNP Paribas	8/14/19	—	(3,234)
USD	13,496,635	EGP	256,706,000	Deutsche Bank AG	8/14/19	—	(242,146)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(462,899)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(686,208)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(347,395)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(381,845)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(614,039)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(718,390)
CNH	332,347,000	USD	47,624,418	Citibank, N.A.	8/27/19	1,908,043	—
CNH	24,580,000	USD	3,583,979	Citibank, N.A.	8/27/19	79,385	—
CNH	368,300,000	USD	52,756,729	Standard Chartered Bank	8/27/19	2,134,109	—
EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	755,605	—
USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	—	(1,686,747)
USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	—	(1,713,634)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(575,270)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(729,980)
EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	1,154,049	—
EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	130,199	—
MAD	3,502,000	USD	355,894	BNP Paribas	9/5/19	5,596	—
MAD	28,749,000	USD	2,966,873	BNP Paribas	9/5/19	713	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	$547,125	$—
MAD	97,426,000	USD	10,076,120	Société Générale	9/11/19	—	(28,338)
MAD	62,616,000	USD	6,487,696	Société Générale	9/13/19	—	(31,863)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(141,352)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(155,731)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(83,045)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(141,838)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(124,393)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(149,868)
USD	13,432,973	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	9/30/19	—	(55,884)
USD	7,390,662	BHD	2,803,500	Standard Chartered Bank	9/30/19	—	(23,515)
XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	—	(12,465)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(84,620)
XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank PLC	10/4/19	—	(9,372)
BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	13,606	—
BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	11,767	—
BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	9,696	—
BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	5,450	—
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(125,260)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(140,548)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(248,182)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(453,224)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(59,407)
AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	8,637	—
AED	23,898,000	USD	6,504,627	Standard Chartered Bank	10/16/19	—	(737)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(96,093)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(153,739)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(529,838)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(542,757)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(200,688)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(480,228)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(277,002)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(609,134)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(652,286)
XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	—	(37,223)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(29,297)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(482,280)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(4,724,389)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(6,568,425)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(8,771,363)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,835,110)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(5,546,285)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(137,715)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	12,435,348	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	4,901,981	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	$—	$(4,003)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(256,329)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(6,003,881)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(4,736,470)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(6,030,226)
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	3,794,255	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	6,770,964	—
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(6,707,336)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,018,311)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(7,728,464)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(394,413)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	4,530,979	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	6,029,346	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(145,307)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(379,833)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(341,183)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(244,103)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(265,155)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(35,841)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(486,474)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(349,503)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(386,958)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(287,135)
AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	—	(3,049)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(27,820)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(64,921)
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(84,205)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(210,969)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,496,818)

						$134,350,716	$(151,508,639)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
TOPIX Index	271	Long	3/7/19	$39,141,508	$(258,919)
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	362	Short	3/18/19	(37,235,094)	(774,906)
5-Year USD Deliverable Interest Rate Swap	75	Short	3/18/19	(7,576,758)	(97,266)
IFLL 3-Month EURIBOR	6,260	Long	9/16/19	1,796,224,367	1,869,883
IFLL 3-Month EURIBOR	6,260	Short	9/14/20	(1,793,716,549)	(6,885,518)

					$(6,146,726)

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(293,921)
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(229,549)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(265,533)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(349,919)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(760,933)
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	398,381
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	326,927
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	339,489
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	578,455
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	1,226,082
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	170,568
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	157,254
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	658,860
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(264,622)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(239,056)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(391,753)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	$1,066,215
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(1,568,406)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	48,854
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	62,625
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	102,809
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	83,698
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	79,958
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(10,355)
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(239,322)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(370,830)

							$315,976

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$752,564

							$752,564

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	3,327,950	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	$2,241,890	$—	$2,241,890
CZK	3,328,611	Pays	6-month CZK PRIBOR (pays annually)	2.07% (pays annually)	7/31/22	2,310,507	—	2,310,507
CZK	898,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	420,011	—	420,011
CZK	1,101,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	456,746	—	456,746
CZK	636,140	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	263,391	—	263,391
CZK	1,612,270	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	647,455	—	647,455
CZK	1,639,139	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	707,663	—	707,663
CZK	537,422	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	243,663	—	243,663
CZK	2,051,444	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	1,186,654	—	1,186,654
CZK	391,681	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	204,506	—	204,506
CZK	1,179,870	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	907,191	—	907,191
CZK	2,353,070	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	2,000,854	—	2,000,854
CZK	119,076	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	95,653	—	95,653
CZK	485,944	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	367,875	—	367,875
CZK	32,590	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(69,555)	—	(69,555)
CZK	1,300,470	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(2,652,462)	—	(2,652,462)
CZK	1,299,080	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(2,676,675)	—	(2,676,675)
CZK	350,760	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	(728,566)	—	(728,566)
CZK	432,170	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(853,139)	—	(853,139)
CZK	618,850	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	(1,195,870)	—	(1,195,870)
CZK	1,227,491	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(2,580,325)	—	(2,580,325)
CZK	62,780	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(126,269)	—	(126,269)
CZK	295,810	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	(597,099)	—	(597,099)
CZK	661,010	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	(1,332,547)	—	(1,332,547)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	666,385	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	$(1,372,074)	$—	$(1,372,074)
CZK	937,775	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	(2,238,915)	—	(2,238,915)
EUR	58,433	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(802,385)	(27,215)	(829,600)
EUR	16,055	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(923,898)	455,102	(468,796)
EUR	1,160	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(28,380)	(73)	(28,453)
EUR	17,347	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(403,122)	82,442	(320,680)
EUR	23,506	Receives	6-month EURIBOR (pays semi-annually)	0.23% (pays annually)	12/27/23	(174,441)	—	(174,441)
EUR	2,886	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(248,056)	—	(248,056)
EUR	8,084	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(424,351)	(285,192)	(709,543)
EUR	8,204	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(995,591)	31,575	(964,016)
EUR	915	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(108,490)	—	(108,490)
EUR	9,550	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(982,212)	—	(982,212)
EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(158,531)	(1,759)	(160,290)
EUR	2,182	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(197,513)	—	(197,513)
GBP	52,012	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(426,389)	—	(426,389)
GBP	53,072	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(435,079)	—	(435,079)
GBP	53,072	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(468,884)	—	(468,884)
GBP	53,073	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(451,990)	—	(451,990)
HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(202,779)	—	(202,779)
HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(160,037)	—	(160,037)
HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(172,127)	—	(172,127)
HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	8,900	—	8,900
HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	38,840	—	38,840
HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(1,124,854)	—	(1,124,854)
HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(256,583)	—	(256,583)
HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(71,655)	—	(71,655)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	$(47,624)	$—	$(47,624)
HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	14,550	—	14,550
HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(4,877)	—	(4,877)
HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(3,842)	—	(3,842)
HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(47,555)	—	(47,555)
HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(88,263)	—	(88,263)
HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(33,854)	—	(33,854)
HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(53,256)	—	(53,256)
HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(60,143)	—	(60,143)
HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(256,644)	—	(256,644)
HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(131,057)	—	(131,057)
HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	271,569	—	271,569
HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	253,032	—	253,032
HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(90,218)	—	(90,218)
HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	(9,494)	—	(9,494)
HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(78,480)	—	(78,480)
HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(448,045)	—	(448,045)
HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(1,257,994)	—	(1,257,994)
JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	86,959	—	86,959
JPY	1,346,165	Receives	6-month JPY-LIBOR (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	132,811	—	132,811
JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(475,104)	—	(475,104)
JPY	2,052,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(1,384,830)	—	(1,384,830)
JPY	408,260	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(296,049)	—	(296,049)
JPY	5,251,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(3,875,047)	—	(3,875,047)
MXN	376,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	1/5/24	211,326	—	211,326
MXN	502,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.47% (pays monthly)	1/5/24	325,232	—	325,232

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
MXN	627,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.44% (pays monthly)	1/5/24	$358,873	$—	$358,873
MXN	3,473,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/5/24	2,127,703	—	2,127,703
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,135,159	—	2,135,159
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	834,096	—	834,096
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	882,693	—	882,693
NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,479,697)	—	(1,479,697)
NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(2,694,688)	—	(2,694,688)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,587,310)	—	(3,587,310)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,574,093)	—	(3,574,093)
NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(2,410,398)	—	(2,410,398)
PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	416,536	—	416,536
PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	1,617,965	—	1,617,965
PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	1,530,273	—	1,530,273
PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	1,244,164	—	1,244,164
PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	1,376,227	—	1,376,227
PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	568,959	—	568,959
PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	149,490	—	149,490
PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	32,461	—	32,461
PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	92,927	—	92,927
PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	20,608	—	20,608
PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	69,808	—	69,808
PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	94,947	—	94,947
PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	65,716	—	65,716
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	73,415	—	73,415
PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	120,962	—	120,962

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$97,866	$—	$97,866
PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	465,866	—	465,866
PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	234,759	—	234,759
PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,428,189	—	1,428,189
PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,445,918	—	1,445,918
PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	1,821,258	—	1,821,258
PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	1,208,096	—	1,208,096
PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	522,665	(80,294)	442,371
PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	310,345	—	310,345
PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	73,684	—	73,684
SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	320,490	—	320,490
SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	270,485	—	270,485
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	1,022,887	—	1,022,887
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	1,028,729	—	1,028,729
SGD	133,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	2,175,657	—	2,175,657
SGD	69,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	1,114,725	—	1,114,725
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	827,879	—	827,879
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	564,868	—	564,868
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	557,226	—	557,226
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	11,330	—	11,330
USD	6,478	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays annually)	7/31/20	(28,192)	—	(28,192)
USD	16,334	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(183,267)	—	(183,267)
USD	17,380	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(235,000)	—	(235,000)
USD	19,667	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(240,480)	—	(240,480)
USD	9,452	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(139,553)	—	(139,553)
USD	33,453	Pays	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(498,493)	—	(498,493)
USD	1,310	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(19,941)	—	(19,941)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	$(158,112)	$—	$(158,112)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(157,658)	—	(157,658)
USD	9,622	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(204,822)	—	(204,822)
USD	9,312	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(195,224)	—	(195,224)
USD	12,726	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(238,756)	—	(238,756)
USD	6,834	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(205,259)	—	(205,259)
USD	6,626	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(189,526)	—	(189,526)
USD	10,838	Pays	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(156,979)	2,743	(154,236)
USD	10,104	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	207,053	—	207,053
USD	4,250	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	3/5/23	(58,379)	—	(58,379)
USD	860	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(12,814)	(96)	(12,910)
USD	1,900	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	(32,189)	20	(32,169)
USD	3,071	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(48,510)	203	(48,307)
USD	379	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(5,982)	25	(5,957)
USD	6,470	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(124,036)	16,229	(107,807)
USD	6,795	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(226,052)	181	(225,871)
USD	5,435	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(175,830)	—	(175,830)
USD	3,186	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(101,835)	—	(101,835)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(280,916)	(1,021)	(281,937)
USD	2,163	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(69,139)	—	(69,139)
USD	2,816	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(87,601)	—	(87,601)
USD	2,583	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(95,720)	—	(95,720)
USD	1,022	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	(35,314)	—	(35,314)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	$(85,811)	$—	$(85,811)
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(89,150)	—	(89,150)
USD	4,040	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(143,655)	—	(143,655)
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(86,851)	—	(86,851)
USD	7,283	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(271,960)	40,312	(231,648)
USD	4,225	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(149,190)	—	(149,190)
USD	11,300	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(370,582)	—	(370,582)
USD	9,252	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(201,008)	—	(201,008)
USD	22,452	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/14/24	(92,782)	—	(92,782)
USD	147,006	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/14/24	(676,175)	—	(676,175)
USD	57,733	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	12/14/24	(238,581)	—	(238,581)
USD	6,620	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(405,596)	—	(405,596)
USD	4,855	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(297,291)	—	(297,291)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(575,284)	—	(575,284)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(577,833)	—	(577,833)
USD	3,030	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(190,651)	—	(190,651)
USD	5,537	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(351,921)	—	(351,921)
USD	2,769	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(162,678)	—	(162,678)
USD	47,602	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,412,069	(752,992)	659,077
USD	14,740	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	11/17/27	365,862	—	365,862
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.35% (pays semi-annually)	11/21/27	78,804	—	78,804
USD	14,203	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(53,671)	—	(53,671)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(7,638)	—	(7,638)
USD	17,888	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(279,356)	—	(279,356)
USD	603	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/9/28	(14,876)	—	(14,876)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	14,655	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	3/15/28	$(411,554)	$—	$(411,554)
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(30,962)	(823)	(31,785)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(34,464)	(7)	(34,471)
USD	1,566	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(43,692)	(463)	(44,155)
USD	5,532	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	(115,471)	—	(115,471)
USD	4,618	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	(124,152)	—	(124,152)
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(44,757)	—	(44,757)
USD	9,647	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(476,191)	—	(476,191)
USD	10,383	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(490,980)	5,267	(485,713)
USD	3,335	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(164,802)	—	(164,802)
USD	2,241	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(121,536)	—	(121,536)
USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(230,377)	—	(230,377)
USD	1,676	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/10/28	(102,860)	—	(102,860)
USD	1,841	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(112,979)	—	(112,979)
USD	7,623	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(401,186)	—	(401,186)
USD	7,868	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(41,899)	1,716	(40,183)
USD	1,066	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(5,755)	—	(5,755)
USD	5,393	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(43,905)	—	(43,905)
USD	4,941	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(44,125)	—	(44,125)
USD	7,071	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(63,413)	—	(63,413)
USD	4,175	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(38,705)	—	(38,705)
USD	8,200	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(93,809)	—	(93,809)
USD	7,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(66,206)	—	(66,206)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(8,574)	(4,545)	(13,119)
USD	4,610	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(39,902)	—	(39,902)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	$(3,282)	$—	$(3,282)
USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(12,336)	—	(12,336)
USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(15,797)	—	(15,797)
USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(1,205)	—	(1,205)
USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(2,732)	—	(2,732)
USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	6,973	—	6,973
USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(119,574)	—	(119,574)
USD	8,868	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(271,807)	—	(271,807)
USD	8,570	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(241,081)	—	(241,081)
USD	6,332	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(404,523)	1,468	(403,055)
USD	6,990	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(448,926)	—	(448,926)
USD	2,538	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(111,737)	—	(111,737)
USD	4,544	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(345,072)	(6,735)	(351,807)
USD	10,907	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(797,195)	—	(797,195)
USD	5,514	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(399,649)	—	(399,649)
USD	11,173	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(800,213)	—	(800,213)
USD	2,865	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(226,404)	—	(226,404)
USD	2,605	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(193,080)	—	(193,080)
USD	13,351	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(1,214,506)	—	(1,214,506)
USD	10,162	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(1,026,501)	—	(1,026,501)
USD	4,121	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	10/9/48	(439,482)	—	(439,482)
USD	4,859	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(528,385)	—	(528,385)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	17,100	Receives	3-month USD-LIBOR (pays quarterly)	3.32% (pays semi-annually)	11/7/48	$(1,836,115)	$—	$(1,836,115)
USD	6,634	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(723,818)	—	(723,818)

						$(26,289,257)	$(523,932)	$(26,813,189)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(144,872)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(67,672)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(150,285)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	137,920
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	80,357
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	74,101
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(225,219)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	238,470
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	(104,583)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	23,417
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(192,333)

							$(330,699)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$24,480	5.00 (pays quarterly	% )(1)	12/20/23	6.21%	$(1,001,108)	$2,180,012	$1,178,904
Indonesia	46,250	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(166,063)	903,612	737,549
Turkey	9,840	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(110,833)	170,033	59,200

Total	$80,570					$(1,278,004)	$3,253,657	$1,975,653

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
France	$27,737	0.25% (pays quarterly)(1)	12/20/24	$250,420	$(29,727)	$220,693
Malaysia	388,840	1.00 (pays quarterly)(1)	12/20/23	(4,046,831)	(1,609,197)	(5,656,028)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	172,608	1.00 (pays quarterly)(1)	12/20/23	5,148,475	(7,782,988)	(2,634,513)
Mexico	395,957	1.00 (pays quarterly)(1)	12/20/23	5,704,377	(5,347,484)	356,893
Qatar	138,239	1.00 (pays quarterly)(1)	12/20/22	(2,440,662)	(39,309)	(2,479,971)
Qatar	23,815	1.00 (pays quarterly)(1)	12/20/27	204,917	(940,592)	(735,675)
Qatar	23,816	1.00 (pays quarterly)(1)	12/20/27	204,926	(940,744)	(735,818)
Qatar	57,454	1.00 (pays quarterly)(1)	12/20/27	494,364	(2,138,591)	(1,644,227)
Russia	214,366	1.00 (pays quarterly)(1)	12/20/23	2,651,186	(4,681,078)	(2,029,892)
South Africa	76,950	1.00 (pays quarterly)(1)	6/20/21	113,005	(3,577,438)	(3,464,433)
South Africa	41,600	1.00 (pays quarterly)(1)	12/20/27	4,228,206	(5,091,948)	(863,742)

Total				$12,512,383	$(32,179,096)	$(19,666,713)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$3,268	1.00 (pays quarterly	% )(1)	6/20/21	0.93%	$9,296	$123,225	$132,521
Cyprus	Goldman Sachs International	5,000	1.00 (pays quarterly	% )(1)	12/20/21	0.98	8,622	156,401	165,023
Indonesia	Bank of America, N.A.	9,900	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(35,547)	183,377	147,830
Indonesia	Barclays Bank PLC	63,600	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(228,359)	1,311,210	1,082,851
Indonesia	Citibank, N.A.	4,580	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(16,445)	81,448	65,003
Indonesia	Goldman Sachs International	11,245	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(40,376)	208,597	168,221
Indonesia	JPMorgan Chase Bank, N.A.	102,805	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(369,127)	1,910,172	1,541,045
Turkey	BNP Paribas	11,545	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(130,038)	206,499	76,461
Turkey	BNP Paribas	13,400	1.00 (pays quarterly	% )(1)	9/20/20	1.99	(195,192)	338,305	143,113
Turkey	BNP Paribas	9,935	1.00 (pays quarterly	% )(1)	12/20/20	2.04	(176,729)	210,633	33,904
Turkey	BNP Paribas	19,643	1.00 (pays quarterly	% )(1)	6/20/23	2.89	(1,425,720)	722,125	(703,595)
Turkey	BNP Paribas	27,684	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(4,312,044)	3,648,506	(663,538)
Turkey	BNP Paribas	28,837	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(4,491,712)	3,800,527	(691,185)
Turkey	Citibank, N.A.	43,500	1.00 (pays quarterly	% )(1)	6/20/23	2.89	(3,157,298)	1,615,456	(1,541,842)
Turkey	Deutsche Bank AG	12,764	1.00 (pays quarterly	% )(1)	12/20/23	3.02	(1,087,015)	1,444,219	357,204
Turkey	Goldman Sachs International	14,470	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(162,984)	213,152	50,168
Turkey	Goldman Sachs International	11,535	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(1,796,685)	1,529,300	(267,385)
Turkey	Goldman Sachs International	32,257	1.00 (pays quarterly	% )(1)	12/20/27	3.61	(5,618,542)	4,140,985	(1,477,557)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(138,429)	213,896	75,467
Turkey	Nomura International PLC	8,100	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(91,235)	125,268	34,033

Total		$446,358					$(23,455,559)	$22,183,301	$(1,272,258)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$124,685	1.00 (pays quarterly	% )(1)	12/20/28	$9,416,280	$(9,623,044)	$(206,764)
Croatia	BNP Paribas	915	1.00 (pays quarterly	% )(1)	3/20/20	(7,180)	(17,094)	(24,274)
Croatia	Citibank, N.A.	400	1.00 (pays quarterly	% )(1)	3/20/20	(3,139)	(6,788)	(9,927)
Croatia	Citibank, N.A.	156	1.00 (pays quarterly	% )(1)	6/20/20	(1,396)	(3,106)	(4,502)
Croatia	Citibank, N.A.	1,210	1.00 (pays quarterly	% )(1)	6/20/20	(10,845)	(24,715)	(35,560)
Croatia	Goldman Sachs International	3,000	1.00 (pays quarterly	% )(1)	3/20/19	(6,448)	(5,584)	(12,032)
Croatia	Goldman Sachs International	2,670	1.00 (pays quarterly	% )(1)	3/20/20	(20,953)	(44,737)	(65,690)
Croatia	Goldman Sachs International	4,150	1.00 (pays quarterly	% )(1)	3/20/20	(32,567)	(69,606)	(102,173)
Croatia	Goldman Sachs International	2,100	1.00 (pays quarterly	% )(1)	6/20/20	(18,821)	(43,038)	(61,859)
France	Citibank, N.A.	86,529	0.25 (pays quarterly	% )(1)	12/20/28	2,369,284	(1,748,745)	620,539
France	Goldman Sachs International	162,224	0.25 (pays quarterly	% )(1)	12/20/28	4,441,918	(3,215,723)	1,226,195
Oman	Bank of America, N.A.	17,964	1.00 (pays quarterly	% )(1)	6/20/22	674,486	(606,941)	67,545
Oman	Bank of America, N.A.	14,372	1.00 (pays quarterly	% )(1)	12/20/22	716,193	(601,362)	114,831
Qatar	Bank of America, N.A.	540	1.00 (pays quarterly	% )(1)	6/20/19	(2,415)	1,036	(1,379)
Qatar	Bank of America, N.A.	540	1.00 (pays quarterly	% )(1)	6/20/19	(2,415)	976	(1,439)
Qatar	Barclays Bank PLC	1,200	1.00 (pays quarterly	% )(1)	3/20/19	(2,788)	477	(2,311)
Qatar	BNP Paribas	539	1.00 (pays quarterly	% )(1)	6/20/19	(2,410)	731	(1,679)
Qatar	Citibank, N.A.	2,020	1.00 (pays quarterly	% )(1)	6/20/19	(9,032)	3,584	(5,448)
Qatar	Deutsche Bank AG	539	1.00 (pays quarterly	% )(1)	6/20/19	(2,410)	689	(1,721)
Qatar	Deutsche Bank AG	1,740	1.00 (pays quarterly	% )(1)	6/20/19	(7,780)	2,223	(5,557)
Qatar	Goldman Sachs International	1,660	1.00 (pays quarterly	% )(1)	3/20/19	(3,857)	764	(3,093)
Qatar	Goldman Sachs International	3,330	1.00 (pays quarterly	% )(1)	3/20/19	(7,737)	1,290	(6,447)
Qatar	Goldman Sachs International	1,360	1.00 (pays quarterly	% )(1)	12/20/20	(19,323)	(12,105)	(31,428)
Qatar	Goldman Sachs International	7,960	1.00 (pays quarterly	% )(1)	12/20/20	(113,099)	(48,196)	(161,295)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$1,730	1.00 (pays quarterly	% )(1)	9/20/24	$(15,534)	$834	$(14,700)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00 (pays quarterly	% )(1)	3/20/19	(1,348)	252	(1,096)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00 (pays quarterly	% )(1)	6/20/19	(2,280)	980	(1,300)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00 (pays quarterly	% )(1)	6/20/19	(4,615)	1,475	(3,140)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00 (pays quarterly	% )(1)	6/20/19	(6,797)	1,885	(4,912)
Qatar	Nomura International PLC	620	1.00 (pays quarterly	% )(1)	3/20/19	(1,441)	246	(1,195)
Qatar	Nomura International PLC	1,540	1.00 (pays quarterly	% )(1)	3/20/19	(3,578)	631	(2,947)
Qatar	Nomura International PLC	5,380	1.00 (pays quarterly	% )(1)	9/20/24	(48,309)	10,391	(37,918)
South Africa	Bank of America, N.A.	5,000	1.00 (pays quarterly	% )(1)	9/20/22	64,443	(136,113)	(71,670)
South Africa	Bank of America, N.A.	7,500	1.00 (pays quarterly	% )(1)	9/20/22	96,664	(269,048)	(172,384)
South Africa	Bank of America, N.A.	14,640	1.00 (pays quarterly	% )(1)	9/20/22	188,688	(376,902)	(188,214)
South Africa	Bank of America, N.A.	26,320	1.00 (pays quarterly	% )(1)	9/20/22	339,227	(750,429)	(411,202)
South Africa	BNP Paribas	2,940	1.00 (pays quarterly	% )(1)	12/20/25	204,487	(339,314)	(134,827)
South Africa	BNP Paribas	13,330	1.00 (pays quarterly	% )(1)	12/20/25	927,149	(1,709,459)	(782,310)
South Africa	BNP Paribas	15,990	1.00 (pays quarterly	% )(1)	12/20/25	1,112,161	(2,051,768)	(939,607)
South Africa	BNP Paribas	26,186	1.00 (pays quarterly	% )(1)	12/20/25	1,821,329	(3,215,420)	(1,394,091)
South Africa	Deutsche Bank AG	4,860	1.00 (pays quarterly	% )(1)	9/20/22	62,638	(174,015)	(111,377)
South Africa	Deutsche Bank AG	5,700	1.00 (pays quarterly	% )(1)	9/20/22	73,465	(203,217)	(129,752)
South Africa	Goldman Sachs International	3,070	1.00 (pays quarterly	% )(1)	9/20/22	39,568	(106,529)	(66,961)
South Africa	Goldman Sachs International	15,000	1.00 (pays quarterly	% )(1)	9/20/22	193,328	(537,381)	(344,053)
South Africa	HSBC Bank USA, N.A.	7,120	1.00 (pays quarterly	% )(1)	12/20/22	110,585	(244,698)	(134,113)

Total						$22,493,376	$(26,156,613)	$(3,663,237)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $526,928,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	116,300	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/14/19	$3,758,234
Citibank, N.A.	USD	99,200	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/14/19	3,138,841
Citibank, N.A.	USD	91,600	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/14/19	3,060,267
Citibank, N.A.	UAH	86,475	Total Return on Ukraine Government Bond, 1.50% due 3/12/19 (pays monthly) plus Notional Amount at termination date	3-month USD-LIBOR+ 150 bp on $3,276,238 (pays monthly) plus USD equivalent of Notional Amount at termination date	3/12/19	42,751
Citibank, N.A.	KRW	145,500	Positive Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	3/14/19	3,258,791
Citibank, N.A.	UAH	666,330	Total Return on Ukraine Government Bond, 1.50% due 4/8/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR+ 150 bp on $23,015,998 (pays upon termination) plus USD equivalent of Notional Amount at termination date	4/8/19	433,203
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR+ 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(2,889,757)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(1,131,088)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(2,329,684)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,271,822)
Goldman Sachs International	BRL	1	Positive Return on BOVESPA Index Futures 2/2019 (pays upon termination)	Negative Return on BOVESPA Index Futures 2/2019 (pays upon termination)	2/13/19	752,439
Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR + 55 bp on $10,040,350 (pays quarterly) plus USD equivalent of Notional Amount at termination date	7/23/19	958,937
UBS AG	CNY	12,938	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 900 bp on USD 12,937,823 (pays quarterly)	7/18/19	(443,578)

						$7,337,534

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PLN	-	Polish Zloty

QAR	-	Qatari Riyal

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2019 were $26,485,688 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$9,957,342	$—

Total		$9,957,342	$—

Credit	Credit Default Swaps	$22,869,811	$(23,831,994)
Credit	Credit Default Swaps (Centrally Cleared)	18,999,876	(7,765,497)

Total		$41,869,687	$(31,597,491)

Equity Price	Futures Contracts	$—	$(258,919)
Equity Price	Total Return Swaps	4,011,230	(443,578)

Total		$4,011,230	$(702,497)

Foreign Exchange	Purchased Currency Options	$5,476,704	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	134,350,716	(151,508,639)
Foreign Exchange	Total Return Swaps	1,434,891	(7,622,351)

Total		$141,262,311	$(159,130,990)

Interest Rate	Futures Contracts	$1,869,883	$(7,757,690)
Interest Rate	Inflation Swaps	752,564	—
Interest Rate	Inflation Swaps (Centrally Cleared)	5,300,175	(4,984,199)
Interest Rate	Interest Rate Swaps	554,265	(884,964)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	44,783,943	(71,073,200)
Interest Rate	Purchased Interest Rate Swaptions	34,273,667	—

Total		$87,534,497	$(84,700,053)

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	12/20/2018	2/27/2019		3.10%	$5,670,000	$5,690,507
Barclays Bank PLC	1/16/2019	2/15/2019		2.00	2,193,100	2,194,806
Barclays Bank PLC	1/16/2019	2/15/2019		3.15	4,220,945	4,226,116
Barclays Bank PLC	1/16/2019	2/15/2019		3.00	2,076,063	2,078,485
Barclays Bank PLC	1/16/2019	2/15/2019		2.75	3,105,988	3,109,309
Barclays Bank PLC	1/16/2019	2/15/2019		3.05	8,363,843	8,373,763
Barclays Bank PLC	1/16/2019	2/15/2019		3.05	2,441,385	2,444,281
Barclays Bank PLC	1/16/2019	2/15/2019		2.25	1,036,538	1,037,444
Barclays Bank PLC	1/16/2019	2/15/2019		3.00	5,326,080	5,332,294
Barclays Bank PLC	1/22/2019	On demand	(1)	3.10	1,443,684	1,444,803
Barclays Bank PLC	1/23/2019	2/26/2019		3.00	8,445,077	8,450,707
Barclays Bank PLC	1/28/2019	2/1/2019		2.90	17,701,200	17,705,478
Barclays Bank PLC	1/28/2019	2/1/2019		2.75	42,375,000	42,384,711
Barclays Bank PLC	1/28/2019	2/12/2019		2.90	9,112,500	9,114,702
Barclays Bank PLC	1/28/2019	2/15/2019		2.55	5,651,094	5,652,295
Barclays Bank PLC	1/28/2019	2/15/2019		3.15	2,559,205	2,559,877
Barclays Bank PLC	1/31/2019	2/4/2019		2.75	42,325,089	42,328,322
Barclays Bank PLC	1/31/2019	2/12/2019		2.90	17,613,614	17,615,033
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	3.10	2,871,524	2,876,717
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.75	1,738,311	1,741,100
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.95	7,418,912	7,431,678
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.95	3,087,083	3,092,395
JPMorgan Chase Bank, N.A.	1/9/2019	3/1/2019		2.95	5,488,168	5,497,612
JPMorgan Chase Bank, N.A.	1/16/2019	On demand	(1)	2.95	1,441,509	1,443,281
JPMorgan Chase Bank, N.A.	1/23/2019	2/13/2019		2.80	8,944,863	8,950,429
JPMorgan Chase Bank, N.A.	1/23/2019	2/13/2019		2.80	8,142,000	8,146,433
JPMorgan Chase Bank, N.A.	1/24/2019	2/15/2019		2.95	11,614,117	11,617,924
JPMorgan Chase Bank, N.A.	1/28/2019	2/15/2019		2.95	15,445,387	15,449,184
JPMorgan Chase Bank, N.A.	1/28/2019	3/1/2019		2.95	16,752,889	16,757,007
JPMorgan Chase Bank, N.A.	1/28/2019	3/1/2019		2.95	28,268,100	28,275,049
Nomura International PLC	1/4/2019	2/26/2019		2.90	4,558,097	4,567,277
Nomura International PLC	1/23/2019	2/12/2019		2.90	8,445,250	8,450,692
Nomura International PLC	1/28/2019	2/26/2019		2.90	17,827,605	17,831,913
Nomura International PLC	1/28/2019	2/27/2019		2.80	13,331,705	13,334,815

Total					$337,035,925	$337,206,439

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At January 31, 2019, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($18,001,023) and up to 30 days ($319,034,902). At January 31, 2019, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt and foreign corporate bonds having an aggregate market value of $405,009,803.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,354,320,447	$—	$2,354,320,447
Foreign Corporate Bonds	—	78,622,724	16,257,259	94,879,983
Sovereign Loans	—	144,903,601	—	144,903,601
Credit Linked Notes	—	2,820,000	—	2,820,000
Senior Floating-Rate Loans	—	—	45,691,105	45,691,105
Collateralized Mortgage Obligations	—	46,159,285	—	46,159,285
Small Business Administration Loans (Interest Only)	—	49,391,961	—	49,391,961
Common Stocks	127,064,112	94,244,504 **	—	221,308,616
Warrants	—	—	0	0
Short-Term Investments —
Foreign Government Securities	—	198,312,246	—	198,312,246
U.S. Treasury Obligations	—	135,656,647	—	135,656,647
Other	—	261,235,206	—	261,235,206
Purchased Currency Options	—	5,476,704	—	5,476,704
Purchased Interest Rate Swaptions	—	34,273,667	—	34,273,667
Total Investments	$127,064,112	$3,405,416,992	$61,948,364	$3,594,429,468
Forward Foreign Currency Exchange Contracts	$—	$134,350,716	$—	$134,350,716
Futures Contracts	1,869,883	—	—	1,869,883
Swap Contracts	—	108,664,097	—	108,664,097
Total	$128,933,995	$3,648,431,805	$61,948,364	$3,839,314,164

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(151,508,639)	$—	$(151,508,639)
Futures Contracts	(7,757,690)	(258,919)	—	(8,016,609)
Swap Contracts	—	(116,605,783)	—	(116,605,783)
Total	$(7,757,690)	$(268,373,341)	$—	$(276,131,031)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Multisector Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 26.4%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 2.8%
Ford Motor Credit Co., LLC, 3.588%, 6/2/20	AUD	14,380	$10,447,492

			$10,447,492

Banks — 2.1%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$7,971,389

			$7,971,389

Commercial Services — 0.3%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,050	$960,750

			$960,750

Computers — 2.1%
Seagate HDD Cayman, 4.875%, 6/1/27		3,731	$3,392,848
Seagate HDD Cayman, 5.75%, 12/1/34		5,169	4,368,244

			$7,761,092

Diversified Financial Services — 2.9%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)		1,945	$1,859,906
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		5,275	4,631,028
Synchrony Financial, 3.95%, 12/1/27		2,900	2,661,831
Synchrony Financial, 4.25%, 8/15/24		1,620	1,583,063

			$10,735,828

Electric — 1.1%
Edison International, 4.125%, 3/15/28		3,240	$2,846,378
Pacific Gas & Electric Co., 4.00%, 12/1/46(2)		1,897	1,422,382

			$4,268,760

Electronics — 0.7%
Ingram Micro, Inc., 5.45%, 12/15/24		2,540	$2,482,854

			$2,482,854

Home Builders — 2.2%
MDC Holdings, Inc., 6.00%, 1/15/43		6,879	$5,726,767
PulteGroup, Inc., 5.00%, 1/15/27		2,677	2,585,815

			$8,312,582

Internet — 0.6%
Symantec Corp., 5.00%, 4/15/25(1)		2,265	$2,260,241

			$2,260,241

Oil & Gas — 0.7%
Rowan Cos., Inc., 5.40%, 12/1/42		4,404	$2,796,540

			$2,796,540

1

Security	Principal Amount* (000’s omitted)		Value
Oil & Gas Services — 1.9%
Oceaneering International, Inc., 4.65%, 11/15/24		1,080	$923,400
Oceaneering International, Inc., 6.00%, 2/1/28		7,365	6,333,900

			$7,257,300

Real Estate Investment Trusts (REITs) — 2.0%
CBL & Associates, L.P., 4.60%, 10/15/24		6,080	$4,696,800
CBL & Associates, L.P., 5.95%, 12/15/26		3,470	2,767,325

			$7,464,125

Retail — 5.7%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)		1,915	$1,086,763
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		12,270	8,614,703
Nordstrom, Inc., 5.00%, 1/15/44		7,605	6,677,133
Signet UK Finance PLC, 4.70%, 6/15/24		6,014	5,157,005

			$21,535,604

Toys, Games & Hobbies — 1.3%
Mattel, Inc., 3.15%, 3/15/23		3,785	$3,311,875
Mattel, Inc., 5.45%, 11/1/41		910	682,500
Mattel, Inc., 6.20%, 10/1/40		1,180	923,350

			$4,917,725

Total Corporate Bonds & Notes (identified cost $106,597,342)			$99,172,282

Foreign Corporate Bonds — 20.2%

Security	Principal Amount* (000’s omitted)		Value
Airlines — 1.5%
Azul Investments LLP, 5.875%, 10/26/24(1)		5,880	$5,527,200

			$5,527,200

Banks — 4.1%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(3)	AUD	3,640	$2,662,398
Banco Mercantil del Norte SA/Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(4)		4,375	4,123,875
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33(1)(4)		4,470	4,050,937
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(4)		2,697	2,417,583
Yapi ve Kredi Bankasi AS, 13.875% to 1/15/24(1)(4)(5)		1,920	2,020,178

			$15,274,971

Chemicals — 0.6%
Cydsa SAB de CV, 6.25%, 10/4/27(1)		2,400	$2,226,000

			$2,226,000

Diversified Financial Services — 1.7%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)		3,578	$3,500,179
Credito Real SAB de CV, 9.50%, 2/7/26(1)(6)		2,295	2,295,000
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)		495	441,911
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)		270	233,604

			$6,470,694

2

Security	Principal Amount* (000’s omitted)		Value
Electric — 1.9%
Enel Finance International NV, 3.625%, 5/25/27(1)		2,250	$2,025,339
Trinidad Generation Unlimited, 5.25%, 11/4/27(1)		5,411	5,243,259

			$7,268,598

Foods — 1.0%
JBS Investments GmbH, 6.25%, 2/5/23(1)		3,655	$3,686,981

			$3,686,981

Holding Company – Diversified — 0.5%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		1,980	$1,900,998

			$1,900,998

Mining — 2.0%
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		3,500	$3,185,000
Yamana Gold, Inc., 4.625%, 12/15/27		4,540	4,258,436

			$7,443,436

Oil & Gas — 4.3%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(1)		4,900	$4,636,625
Petrobras Global Finance B.V., 5.625%, 5/20/43		3,745	3,360,239
Petroleos Mexicanos, 6.75%, 9/21/47		4,360	3,810,683
YPF SA, 7.00%, 12/15/47(1)		5,230	4,299,060

			$16,106,607

Pharmaceuticals — 1.4%
Teva Pharmaceutical Finance Netherlands III B.V., 3.15%, 10/1/26		3,640	$3,027,800
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46		3,125	2,304,119

			$5,331,919

Transportation — 1.2%
JSL Europe SA, 7.75%, 7/26/24(1)		4,725	$4,689,562

			$4,689,562

Total Foreign Corporate Bonds (identified cost $77,481,645)			$75,926,966

Foreign Government Bonds — 26.6%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.6%
Republic of Argentina, 6.875%, 1/11/48		2,785	$2,148,655

			$2,148,655

Australia — 2.6%
Queensland Treasury Corp., 5.50%, 6/21/21(3)	AUD	12,360	$9,702,425

			$9,702,425

Brazil — 3.2%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	41,260	$12,078,664

			$12,078,664

Canada — 6.2%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,202,495
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	3,480	2,763,474

3

Security	Principal Amount* (000’s omitted)		Value
Canadian Government Bond, 0.75%, 3/1/21	CAD	9,640	$7,186,769

			$23,152,738

Malaysia — 2.0%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	30,305	$7,384,743

			$7,384,743

Mexico — 3.2%
Mexican Bonos, 7.75%, 5/29/31	MXN	249,510	$12,212,808

			$12,212,808

Norway — 1.2%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	6,350	$4,409,385

			$4,409,385

Supranational — 7.1%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	64,080,000	$4,576,965
European Investment Bank, 7.20%, 7/9/19(1)	IDR	62,670,000	4,476,493
European Investment Bank, 7.20%, 7/9/19(1)	IDR	64,010,000	4,572,208
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	6,580	4,665,533
International Finance Corp., 6.30%, 11/25/24	INR	420,000	5,652,018
International Finance Corp., 7.45%, 11/8/21	INR	207,310	2,939,608

			$26,882,825

Uruguay — 0.5%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$1,929,181

			$1,929,181

Total Foreign Government Bonds (identified cost $105,004,339)			$99,901,424

Convertible Bonds — 3.0%

Security	Principal Amount (000’s omitted)		Value
Oil & Gas — 3.0%
Ascent Resources-Utica, LLC/ARU Finance Corp., 6.50%, 3/1/21(1)(7)		$4,016	$5,583,600
Nabors Industries, Inc., 0.75%, 1/15/24		8,715	5,882,625

Total Convertible Bonds (identified cost $10,527,073)			$11,466,225

Asset-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24 and 7.75% thereafter, 5/17/32(1)(8)		$811	$835,846

Total Asset-Backed Securities (identified cost $805,662)			$835,846

4

Commercial Mortgage-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.434%, 12/10/54(1)(9)	$2,000	$1,798,179
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class D, 3.67%, 5/15/48(9)	2,500	2,023,480
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(9)	3,685	3,082,788
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,993,206
Series 2015-C31, Class D, 3.852%, 11/15/48	3,900	3,414,668
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	3,400	2,803,783
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	3,074,394

Total Commercial Mortgage-Backed Securities (identified cost $17,078,363)		$19,190,498

Senior Floating-Rate Loans — 0.7%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(11)
Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(2)(12)	$197	$37,085
Education Management, LLC, Term Loan, 0.00%, Maturing 7/2/20(2)(12)	442	0

		$37,085

Health Care — 0.7%
BioClinica, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing 10/20/23	$2,697	$2,454,126

		$2,454,126

Total Senior Floating-Rate Loans (identified cost $3,287,429)		$2,491,211

Common Stocks — 4.1%

Security	Shares	Value
Home Builders — 0.6%
Lennar Corp., Class A	46,264	$2,193,839

		$2,193,839

Media — 0.5%
Walt Disney Co. (The)	17,385	$1,938,775

		$1,938,775

Mining — 0.6%
Newmont Mining Corp.	63,100	$2,152,341

		$2,152,341

5

Security	Shares	Value
Oil & Gas — 0.7%
Frontera Energy Corp.	76,960	$689,507
Royal Dutch Shell PLC, Class B, ADR	30,816	1,935,245
Sable Permian Resources, LLC(12)(13)(14)	11,719,991	234,400

		$2,859,152

Pharmaceuticals — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR(13)	171,616	$3,406,578

		$3,406,578

Semiconductors — 0.5%
Intel Corp.	42,473	$2,001,328

		$2,001,328

Transportation — 0.3%
A.P. Moller - Maersk A/S, Class B	770	$1,029,787

		$1,029,787

Total Common Stocks (identified cost $28,643,964)		$15,581,800

Convertible Preferred Stocks — 2.8%

Security	Shares	Value
Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,285,673

		$2,285,673

Oil & Gas — 2.2%
Chesapeake Energy Corp., 5.75%	14,865	$8,322,615

		$8,322,615

Total Convertible Preferred Stocks (identified cost $16,982,685)		$10,608,288

Preferred Stocks — 0.8%

Security	Shares	Value
Pipelines — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)	56	$1,130,504

		$1,130,504

Real Estate Investment Trusts (REITs) — 0.5%
CBL & Associates Properties, Inc., Series D, 7.375%	52,150	$763,476
CBL & Associates Properties, Inc., Series E, 6.625%	84,690	1,113,674

		$1,877,150

Total Preferred Stocks (identified cost $3,700,344)		$3,007,654

6

Warrants — 0.0%

Security	Shares	Value
Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22(12)(13)(14)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 10.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(15)	38,287,939	$38,287,939

Total Short-Term Investments (identified cost $38,284,300)		$38,287,939

Total Investments — 100.1% (identified cost $408,393,146)		$376,470,133

Other Assets, Less Liabilities — (0.1)%		$(555,906)

Net Assets — 100.0%		$375,914,227

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $108,825,848 or 28.9% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $12,364,823 or 3.3% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	When-issued security.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Multi-step coupon security.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

7

(11)	Amount is less than 0.05%.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $174,824.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	51.5%	$193,580,626
Brazil	9.9	37,101,261
Mexico	8.3	31,295,816
Canada	7.4	27,789,363
Supranational	7.1	26,882,825
Australia	3.3	12,364,823
Israel	2.3	8,738,497
Malaysia	2.0	7,384,743
Argentina	1.7	6,447,715
Trinidad and Tobago	1.4	5,243,259
Italy	1.2	4,442,922
Norway	1.2	4,409,385
Zambia	0.8	3,185,000
Turkey	0.5	2,020,178
Netherlands	0.5	1,935,245
Uruguay	0.5	1,929,181
Denmark	0.3	1,029,787
Colombia	0.2	689,507

Total Investments	100.1%	$376,470,133

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	68.3%	$256,606,298
Canadian Dollar	6.2	23,152,738
Australian Dollar	6.1	22,812,315
New Zealand Dollar	4.5	17,046,307
Indonesian Rupiah	3.6	13,625,666
Mexican Peso	3.2	12,212,808
Brazilian Real	3.2	12,078,664
Indian Rupee	2.3	8,591,626
Malaysian Ringgit	2.0	7,384,743
Other currency, less than 1% each	0.7	2,958,968

Total Investments	100.1%	$376,470,133

8

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Fund did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Corporate Bonds & Notes	$—	$99,172,282		$—	$99,172,282
Foreign Corporate Bonds	—	75,926,966		—	75,926,966
Foreign Government Bonds	—	99,901,424		—	99,901,424
Convertible Bonds	—	11,466,225		—	11,466,225
Asset-Backed Securities	—	835,846		—	835,846
Commercial Mortgage-Backed Securities	—	19,190,498		—	19,190,498
Senior Floating-Rate Loans	—	2,454,126		37,085	2,491,211
Common Stocks	14,317,613	1,029,787	**	234,400	15,581,800
Convertible Preferred Stocks	—	10,608,288		—	10,608,288
Preferred Stocks	3,007,654	—		—	3,007,654
Warrants	—	—		0	0
Short-Term Investments	—	38,287,939		—	38,287,939
Total Investments	$17,325,267	$358,873,381		$271,485	$376,470,133

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2019, the Fund owned 0.8% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2019 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 23.0%

Description		Value
Senior Debt Portfolio (identified cost, $71,458,174)		$69,731,303

Total Investment in Affiliated Portfolio (identified cost $71,458,174)		$69,731,303

U.S. Treasury Obligations — 52.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/20(1)	$19,375	$19,122,007
0.125%, 4/15/21(1)	21,271	20,919,956
0.125%, 1/15/22(1)	23,387	22,967,005
0.125%, 4/15/22(1)	20,729	20,298,617
0.125%, 7/15/22(1)	2,192	2,156,755
0.125%, 1/15/23(1)	18,565	18,151,058
0.625%, 7/15/21(1)	3,355	3,356,485
0.625%, 4/15/23(1)	16,237	16,173,110
0.625%, 1/15/24(1)	11,883	11,859,455
1.125%, 1/15/21(1)	18,437	18,539,583
2.375%, 1/15/25(1)	5,349	5,872,262

Total U.S. Treasury Obligations (identified cost $160,941,458)		$159,416,293

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust
Series 2017-MTL6, Class A, 3.429%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(3)	$1,877	$1,864,216

Total Commercial Mortgage-Backed Securities (identified cost $1,876,776)		$1,864,216

1

Asset-Backed Securities — 23.7%

Security	Principal Amount (000’s omitted)	Value
American Credit Acceptance Receivables Trust
Series 2016-3, Class B, 2.87%, 8/12/22(2)	$1,783	$1,783,414
Series 2017-1, Class D, 3.54%, 3/13/23(2)	5,630	5,632,124
Series 2017-4, Class A, 2.00%, 7/10/20(2)	17	17,472
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3, 1.60%, 11/9/20	460	459,777
Series 2017-2, Class A2A, 1.65%, 9/18/20	70	70,249
Avant Loans Funding Trust
Series 2018-A, Class A, 3.09%, 6/15/21(2)	843	842,325
Series 2018-B, Class A, 3.42%, 1/18/22(2)	2,307	2,305,472
Avis Budget Rental Car Funding, LLC
Series 2014-1A, Class A, 2.46%, 7/20/20(2)	1,000	998,527
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/19	161	160,453
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	1,400	1,388,916
Chesapeake Funding Il, LLC
Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	997	987,297
Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	3,928	3,874,636
CNH Equipment Trust
Series 2016-C, Class A3, 1.44%, 12/15/21	370	367,090
Series 2017-A, Class A3, 2.07%, 5/16/22	1,365	1,353,029
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	736	734,457
Credit Acceptance Auto Loan Trust
Series 2017-2A, Class A, 2.55%, 2/17/26(2)	5,602	5,561,558
Enterprise Fleet Financing, LLC
Series 2017-1, Class A2, 2.13%, 7/20/22(2)	5,032	5,007,725
Exeter Automobile Receivables Trust
Series 2017-1A, Class A, 1.96%, 3/15/21(2)	161	160,999
First Investors Auto Owner Trust
Series 2017-1A, Class A1, 1.69%, 4/15/21(2)	132	131,614
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(2)	400	399,277
Series 2017-A, Class A3, 1.67%, 6/15/21	856	849,899
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	1,170	1,163,277
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	4,491	4,463,558
Invitation Homes Trust
Series 2018-SFR1, Class A, 3.208%, (1 mo. USD LIBOR + 0.70%), 3/17/37(2)(3)	801	788,178
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(2)	2,775	2,769,856
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/21(2)	3,133	3,116,418

2

Security	Principal Amount (000’s omitted)	Value
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(2)	$818	$818,980
Series 2016-2A, Class A, 4.10%, 3/20/28(2)	736	739,098
Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	1,470	1,449,025
OSCAR US Funding Trust
Series 2017-2A, Class A2B, 3.166%, (1 mo. USD LIBOR + 0.65%), 11/10/20(2)(3)	331	330,880
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/23(2)	406	405,761
Series 2018-2A, Class A, 3.35%, 10/15/24(2)	606	605,760
Santander Drive Auto Receivables Trust
Series 2015-5, Class C, 2.74%, 12/15/21	1,652	1,650,713
SpringCastle America Funding LLC
Series 2016-AA, Class A, 3.05%, 4/25/29(2)	3,090	3,075,612
Springleaf Funding Trust
Series 2016-AA, Class A, 2.90%, 11/15/29(2)	5,373	5,350,455
TCF Auto Receivables Owner Trust
Series 2016-1A, Class A3, 1.71%, 4/15/21(2)	2,217	2,209,220
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	1,124	1,113,605
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/19(2)	1,140	1,137,289
Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,800	1,812,909
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/21(2)	445	443,815
Series 2016-1A, Class B, 1.46%, 1/20/21(2)	2,520	2,491,764
Volvo Financial Equipment, LLC
Series 2018-1A, Class A2, 2.26%, 9/15/20(2)	703	701,442
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/21(2)	542	541,575
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/20	1,500	1,494,049

Total Asset-Backed Securities (identified cost $71,786,282)		$71,759,549

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(4)	823,889	$823,889

Total Short-Term Investments (identified cost $823,889)		$823,889

Total Investments — 100.2% (identified cost $306,886,579)		$303,595,250

3

Value
Other Assets, Less Liabilities — (0.2)%	$(470,604)

Net Assets — 100.0%	$303,124,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $65,829,590 or 21.7% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $54,995.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.940% (pays upon termination)	8/1/21	$13,434
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.132% (pays upon termination)	4/7/22	(60,600)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	(11,719)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	48,512
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	51,853
Bank of America, N.A.	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.303% (pays upon termination)	6/7/23	(191,167)
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	9,169

4

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.360% (pays upon termination)	8/26/20	$74,519
Barclays Bank PLC	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.467% (pays upon termination)	9/14/20	26,335
Barclays Bank PLC	3,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.035% (pays upon termination)	11/21/20	(10,030)
Barclays Bank PLC	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.885% (pays upon termination)	11/28/20	(39,093)
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.145% (pays upon termination)	2/2/21	(92,465)
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.159% (pays upon termination)	2/20/21	(99,402)
Barclays Bank PLC	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.878% (pays upon termination)	7/3/21	15,685
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	19,233
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(101,294)
Barclays Bank PLC	11,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.333% (pays upon termination)	7/3/23	(234,685)
Citibank, N.A.	3,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.880% (pays upon termination)	6/18/20	(12,549)
Citibank, N.A.	2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.528% (pays upon termination)	7/29/20	33,792

5

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	$2,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.471% (pays upon termination)	8/3/21	$49,715
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.075% (pays upon termination)	9/28/22	(13,018)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(65,579)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	25,647
Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	(3,307)
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	25,911

							$(541,103)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
$5,000	Pays	3-month USD-LIBOR (pays quarterly)	1.990% (pays semi-annually)	4/7/22	$(63,068)
7,000	Pays	3-month USD-LIBOR (pays quarterly)	2.081% (pays semi-annually)	11/6/22	(121,452)
5,000	Pays	3-month USD-LIBOR(pays quarterly)	2.089% (pays semi-annually)	11/17/22	(85,125)
10,000	Pays	3-month USD-LIBOR(pays quarterly)	2.487% (pays semi-annually)	1/29/23	(14,522)

					$(284,167)

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	-	London Interbank Offered Rate

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Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underling risk exposure is interest rate risk at January 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$393,805	$(934,908)
Swap contracts (centrally cleared)	—	(284,167)

Total	$393,805	$(1,219,075)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$69,731,303	$—	$—	$69,731,303
U.S. Treasury Obligations	—	159,416,293	—	159,416,293
Commercial Mortgage-Backed Securities	—	1,864,216	—	1,864,216
Asset-Backed Securities	—	71,759,549	—	71,759,549
Short-Term Investments	—	823,889	—	823,889
Total Investments	$69,731,303	$233,863,947	$—	$303,595,250
Swap Contracts	$—	$393,805	$—	$393,805
Total	$69,731,303	$234,257,752	$—	$303,989,055

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Liability Description	Level 1	Level 2	Level 3	Total
Swap Contracts	$—	$(1,219,075)	$—	$(1,219,075)
Total	$—	$(1,219,075)	$—	$(1,219,075)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Senior Debt Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019